SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2020

Ultra Short Duration Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 34.9%

Communication Services — 0.1%
Fox
3.666%, 01/25/2022	$85	$88
Sky
3.125%, 11/26/2022 (A)	350	369

		457

Consumer Discrectionary — 0.2%
American Honda Finance MTN
0.329%, VAR ICE LIBOR USD 3 Month+0.120%, 01/21/2022	575	575

Consumer Discretionary — 1.1%
General Motors Financial
3.550%, 07/08/2022	225	234
3.450%, 04/10/2022	400	411
1.080%, VAR ICE LIBOR USD 3 Month+0.850%, 04/09/2021	525	525
Howard University
2.801%, 10/01/2023	380	388
2.638%, 10/01/2021	160	158
Hyundai Capital America
1.170%, VAR ICE LIBOR USD 3 Month+0.940%, 07/08/2021 (A)	450	450
Marriott International
0.898%, VAR ICE LIBOR USD 3 Month+0.650%, 03/08/2021	375	374
0.846%, VAR ICE LIBOR USD 3 Month+0.600%, 12/01/2020	525	525
VF
2.050%, 04/23/2022	375	384

		3,449

Consumer Staples — 0.5%
Altria Group
4.750%, 05/05/2021	900	921
Mondelez International
2.125%, 04/13/2023	80	83
0.625%, 07/01/2022	400	401
Skandinaviska Enskilda Banken
0.550%, 09/01/2023 (A)	250	250

		1,655

Energy — 2.0%
Kinder Morgan
5.000%, 02/15/2021 (A)	600	605
Kinder Morgan Energy Partners
5.000%, 10/01/2021	130	134
3.500%, 03/01/2021	400	402
MPLX
1.342%, VAR ICE LIBOR USD 3 Month+1.100%, 09/09/2022	1,035	1,035

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Occidental Petroleum
2.600%, 08/13/2021	$240	$235
1.193%, VAR ICE LIBOR USD 3 Month+0.950%, 02/08/2021	300	297
Phillips 66
3.700%, 04/06/2023	285	305
Pioneer Natural Resources
3.450%, 01/15/2021	775	777
Saudi Arabian Oil MTN
2.750%, 04/16/2022 (A)	1,580	1,619
Schlumberger Finance Canada
2.200%, 11/20/2020 (A)	375	375
Sunoco Logistics Partners Operations
4.400%, 04/01/2021	625	633
Valero Energy
2.700%, 04/15/2023	225	232

		6,649

Financials — 21.1%
ABN AMRO Bank MTN
0.821%, VAR ICE LIBOR USD 3 Month+0.570%, 08/27/2021 (A)	750	753
AIG Global Funding
0.800%, 07/07/2023 (A)	315	317
American Express
0.805%, VAR ICE LIBOR USD 3 Month+0.525%, 05/17/2021	450	451
American Honda Finance MTN
0.875%, 07/07/2023	300	303
Aon
2.200%, 11/15/2022	140	145
Assurant
1.483%, VAR ICE LIBOR USD 3 Month+1.250%, 03/26/2021	77	77
Bank of America MTN
1.486%, VAR United States Secured Overnight Financing Rate+1.460%, 05/19/2024	300	306
0.875%, VAR ICE LIBOR USD 3 Month+0.650%, 06/25/2022	1,000	1,003
Bank of Montreal MTN
0.768%, VAR United States Secured Overnight Financing Rate+0.680%, 03/10/2023	1,340	1,349
Bank of New York Mellon MTN
1.950%, 08/23/2022	245	252
Bank of Nova Scotia
0.888%, VAR ICE LIBOR USD 3 Month+0.640%, 03/07/2022	375	378
0.639%, VAR United States Secured Overnight Financing Rate+0.550%, 09/15/2023	1,545	1,549

SEI Daily Income Trust / Quarterly Report / October 31, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2020

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Barclays Bank PLC
1.700%, 05/12/2022	$225	$229
BBVA USA
0.980%, VAR ICE LIBOR USD 3 Month+0.730%, 06/11/2021	500	501
BPCE
2.650%, 02/03/2021	450	453
BPCE MTN
3.000%, 05/22/2022 (A)	975	1,009
Canadian Imperial Bank of Commerce
0.888%, VAR United States Secured Overnight Financing Rate+0.800%, 03/17/2023	500	503
0.529%, VAR ICE LIBOR USD 3 Month+0.315%, 02/02/2021	1,050	1,051
Capital One
2.150%, 09/06/2022	250	257
Capital One Bank USA
2.014%, VAR United States Secured Overnight Financing Rate+0.616%, 01/27/2023	400	407
Charles Schwab
0.567%, VAR ICE LIBOR USD 3 Month+0.320%, 05/21/2021	360	360
Citibank
2.844%, VAR ICE LIBOR USD 3 Month+0.596%, 05/20/2022	450	456
0.607%, VAR ICE LIBOR USD 3 Month+0.350%, 02/12/2021	300	300
Citigroup
0.960%, VAR United States Secured Overnight Financing Rate+0.870%, 11/04/2022	1,720	1,727
Citizens Bank
0.985%, VAR ICE LIBOR USD 3 Month+0.720%, 02/14/2022	550	553
Cooperatieve Rabobank
1.054%, VAR ICE LIBOR USD 3 Month+0.830%, 01/10/2022	800	807
0.645%, VAR ICE LIBOR USD 3 Month+0.430%, 04/26/2021	750	751
Cooperatieve Rabobank UA
3.125%, 04/26/2021	1,150	1,166
Credit Suisse NY
2.800%, 04/08/2022	375	388
2.100%, 11/12/2021	645	656
0.540%, VAR United States Secured Overnight Financing Rate+0.450%, 02/04/2022	1,835	1,837
DAE Funding LLC
5.250%, 11/15/2021 (A)	575	582

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Danske Bank
5.000%, 01/12/2022 (A)	$570	$597
3.001%, VAR ICE LIBOR USD 3 Month+1.249%, 09/20/2022 (A)	525	534
2.000%, 09/08/2021 (A)	400	405
European Investment Bank
0.378%, VAR United States Secured Overnight Financing Rate+0.290%, 06/10/2022 (A)	3,050	3,052
Fifth Third Bank MTN
1.800%, 01/30/2023	250	257
Ford Motor Credit LLC
1.503%, VAR ICE LIBOR USD 3 Month+1.270%, 03/28/2022	350	338
Goldman Sachs Group
5.750%, 01/24/2022	2,875	3,060
1.450%, VAR ICE LIBOR USD 3 Month+1.170%, 11/15/2021	525	525
1.325%, VAR ICE LIBOR USD 3 Month+1.110%, 04/26/2022	750	753
HSBC Holdings PLC
4.000%, 03/30/2022	425	446
ING Groep
1.368%, VAR ICE LIBOR USD 3 Month+1.150%, 03/29/2022	400	404
Inter-American Development Bank
0.348%, VAR United States Secured Overnight Financing Rate+0.260%, 09/16/2022	1,600	1,601
Inter-American Development Bank MTN
0.437%, VAR ICE LIBOR USD 3 Month+0.200%, 07/15/2021	1,685	1,686
Intercontinental Exchange
0.903%, VAR ICE LIBOR USD 3 Month+0.650%, 06/15/2023	550	552
Jackson National Life Global Funding
2.250%, 04/29/2021 (A)	325	328
0.730%, VAR ICE LIBOR USD 3 Month+0.480%, 06/11/2021 (A)	1,000	1,002
KeyBank
1.066%, VAR ICE LIBOR USD 3 Month+0.810%, 11/22/2021	750	756
0.874%, VAR ICE LIBOR USD 3 Month+0.660%, 02/01/2022	1,550	1,559
Manufacturers & Traders Trust
0.485%, VAR ICE LIBOR USD 3 Month+0.270%, 01/25/2021	1,000	1,001
Marsh & McLennan
3.500%, 12/29/2020	115	116
MassMutual Global Funding II MTN
0.850%, 06/09/2023 (A)	448	452

2	SEI Daily Income Trust / Quarterly Report / October 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2020

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Metropolitan Life Global Funding I
2.400%, 01/08/2021 (A)	$795	$798
Metropolitan Life Global Funding I MTN
0.659%, VAR United States Secured Overnight Financing Rate+0.570%, 01/13/2023 (A)	550	552
Mizuho Financial Group
0.880%, VAR ICE LIBOR USD 3 Month+0.630%, 05/25/2024	775	775
Morgan Stanley
1.398%, VAR ICE LIBOR USD 3 Month+1.180%, 01/20/2022	1,875	1,879
Morgan Stanley MTN
2.750%, 05/19/2022	1,145	1,186
0.789%, VAR United States Secured Overnight Financing Rate+0.700%, 01/20/2023	775	777
MUFG Union Bank
0.850%, VAR ICE LIBOR USD 3 Month+0.600%, 03/07/2022	950	956
National Australia Bank
1.875%, 12/13/2022	250	258
National Bank of Canada
0.900%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+0.770%, 08/15/2023	475	478
Nationwide Building Society
2.000%, 01/27/2023 (A)	375	386
Nordea Bank Abp
1.000%, 06/09/2023 (A)	300	304
Pacific Life Global Funding II
0.500%, 09/23/2023 (A)	400	400
Penske Truck Leasing Lp
3.650%, 07/29/2021 (A)	400	408
PNC Bank
1.743%, VAR ICE LIBOR USD 3 Month0.000%, 02/24/2023	550	559
0.581%, VAR ICE LIBOR USD 3 Month+0.325%, 02/24/2023	1,600	1,603
Protective Life Global Funding
1.082%, 06/09/2023 (A)	255	258
Royal Bank of Canada MTN
0.683%, VAR ICE LIBOR USD 3 Month+0.470%, 04/29/2022	750	753
0.604%, VAR ICE LIBOR USD 3 Month+0.390%, 04/30/2021	580	581
0.539%, VAR United States Secured Overnight Financing Rate+0.450%, 10/26/2023	400	400
Santander UK PLC
2.100%, 01/13/2023	245	253

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
0.866%, VAR ICE LIBOR USD 3 Month+0.620%, 06/01/2021	$525	$527
Standard Chartered PLC
2.744%, VAR ICE LIBOR USD 3 Month+1.200%, 09/10/2022 (A)	530	538
State Street
2.825%, VAR United States Secured Overnight Financing Rate+2.690%, 03/30/2023 (A)	660	682
Svenska Handelsbanken MTN
3.350%, 05/24/2021	900	916
0.726%, VAR ICE LIBOR USD 3 Month+0.470%, 05/24/2021	525	526
Toronto-Dominion Bank
2.100%, 07/15/2022 (A)	1,100	1,132
Toronto-Dominion Bank MTN
0.680%, VAR ICE LIBOR USD 3 Month+0.430%, 06/11/2021	1,600	1,604
0.570%, VAR United States Secured Overnight Financing Rate+0.480%, 01/27/2023	1,160	1,163
0.538%, VAR United States Secured Overnight Financing Rate+0.450%, 09/28/2023	400	401
U.S. Bank
0.530%, VAR ICE LIBOR USD 3 Month+0.310%, 02/04/2021	1,250	1,251
UBS
2.450%, 12/01/2020 (A)	1,100	1,100
1.750%, 04/21/2022 (A)	750	764
UniCredit MTN
6.572%, 01/14/2022 (A)	350	370
USAA Capital
1.500%, 05/01/2023 (A)	525	539
Volkswagen Group of America Finance LLC
2.900%, 05/13/2022 (A)	450	465
1.197%, VAR ICE LIBOR USD 3 Month+0.940%, 11/12/2021 (A)	750	755
Wells Fargo
2.500%, 03/04/2021	600	605
1.240%, VAR ICE LIBOR USD 3 Month+1.025%, 07/26/2021	1,000	1,007

		68,209

Health Care — 2.9%
AbbVie
4.875%, 02/15/2021 (A)	750	751
0.728%, VAR ICE LIBOR USD 3 Month+0.460%, 11/19/2021 (A)	1,245	1,248
Anthem
2.950%, 12/01/2022	575	602

SEI Daily Income Trust / Quarterly Report / October 31, 2020	3

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2020

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
BayCare Health System
2.460%, 11/15/2020	$1,445	$1,446
Bayer US Finance II LLC
3.500%, 06/25/2021 (A)	425	432
Bristol-Myers Squibb
3.250%, 02/20/2023	425	450
2.550%, 05/14/2021	870	881
Cigna
0.896%, VAR ICE LIBOR USD 3 Month+0.650%, 09/17/2021	375	375
CVS Health
2.125%, 06/01/2021	775	782
0.962%, VAR ICE LIBOR USD 3 Month+0.720%, 03/09/2021	435	436
Gilead Sciences
0.370%, VAR ICE LIBOR USD 3 Month+0.150%, 09/17/2021	475	475
McKesson
3.650%, 11/30/2020	300	301
OhioHealth
1.119%, 11/15/2021	295	295
Royalty Pharma PLC
0.750%, 09/02/2023 (A)	375	375
Upjohn
1.125%, 06/22/2022 (A)	450	454

		9,303

Industrials — 2.6%
AerCap Ireland Capital DAC
4.500%, 05/15/2021	600	611
Aviation Capital Group LLC
0.884%, VAR ICE LIBOR USD 3 Month+0.670%, 07/30/2021 (A)	570	558
Boeing
2.300%, 08/01/2021	385	389
Cargill
1.375%, 07/23/2023 (A)	300	307
Caterpillar Financial Services MTN
0.528%, VAR ICE LIBOR USD 3 Month+0.280%, 09/07/2021	1,600	1,603
Equifax
1.150%, VAR ICE LIBOR USD 3 Month+0.870%, 08/15/2021	460	462
GE Capital International Funding
2.342%, 11/15/2020	849	850
Honeywell International
0.483%, 08/19/2022	1,565	1,567
John Deere Capital MTN
2.350%, 01/08/2021	445	447
Otis Worldwide
0.684%, VAR ICE LIBOR USD 3 Month+0.450%, 04/05/2023	1,220	1,220

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
PACCAR Financial MTN
0.503%, VAR ICE LIBOR USD 3 Month+0.260%, 05/10/2021	$150	$150
Roper Technologies
0.450%, 08/15/2022	150	150

		8,314

Information Technology — 1.7%
Broadcom
3.125%, 04/15/2021	775	782
Hewlett Packard Enterprise
4.450%, 10/02/2023	250	276
0.954%, VAR ICE LIBOR USD 3 Month+0.720%, 10/05/2021	375	375
0.929%, VAR ICE LIBOR USD 3 Month+0.680%, 03/12/2021	775	776
IBM Credit LLC
0.726%, VAR ICE LIBOR USD 3 Month+0.470%, 11/30/2020	1,140	1,141
International Business Machines
2.850%, 05/13/2022	575	597
Microchip Technology
3.922%, 06/01/2021	805	820
NXP BV
3.875%, 09/01/2022 (A)	364	385
Oracle
2.500%, 05/15/2022	500	515

		5,667

Materials — 0.4%
DuPont de Nemours
3.766%, 11/15/2020	455	455
LYB International Finance III LLC
1.230%, VAR ICE LIBOR USD 3 Month+1.000%, 10/01/2023	500	500
Nutrition & Biosciences
0.697%, 09/15/2022 (A)	215	216

		1,171

Utilities — 2.3%
Consolidated Edison of New York
0.625%, VAR ICE LIBOR USD 3 Month+0.400%, 06/25/2021	1,730	1,733
Dominion Energy
2.715%, 08/15/2021	130	132
2.450%, 01/15/2023 (A)	550	571
0.776%, VAR ICE LIBOR USD 3 Month+0.530%, 09/15/2023	1,445	1,449
DTE Energy
0.550%, 11/01/2022	1,050	1,054

4	SEI Daily Income Trust / Quarterly Report / October 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2020

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Duke Energy Progress LLC
0.433%, VAR ICE LIBOR USD 3 Month+0.180%, 02/18/2022	$800	$800
PPL Electric Utilities
0.475%, VAR ICE LIBOR USD 3 Month+0.250%, 09/28/2023	875	876
Southern California Gas
0.570%, VAR ICE LIBOR USD 3 Month+0.350%, 09/14/2023	970	970

		7,585

Total Corporate Obligations (Cost $112,377) ($ Thousands)		113,034

ASSET-BACKED SECURITIES — 34.1%

Automotive — 18.9%
American Credit Acceptance Receivables Trust, Ser 2019-3, Cl A
2.440%, 12/12/2022 (A)	77	77
American Credit Acceptance Receivables Trust, Ser 2019-4, Cl A
2.180%, 02/13/2023 (A)	184	185
American Credit Acceptance Receivables Trust, Ser 2020-1, Cl A
1.890%, 04/13/2023 (A)	228	230
American Credit Acceptance Receivables Trust, Ser 2020-3, Cl A
0.620%, 10/13/2023 (A)	403	404
American Credit Acceptance Receivables Trust, Ser 2020-4, Cl A
0.530%, 03/13/2024 (A)	650	650
AmeriCredit Automobile Receivables Trust, Ser 2020-2, Cl A2A
0.600%, 12/18/2023	350	351
ARI Fleet Lease Trust, Ser 2020-A, Cl A2
1.770%, 08/15/2028 (A)	565	570
BMW Vehicle Owner Trust, Ser 2020-A, Cl A2
0.390%, 02/27/2023	350	350
Canadian Pacer Auto Receivables Trust, Ser 2020-1A, Cl A2A
1.770%, 11/21/2022 (A)	492	496
CarMax Auto Owner Trust, Ser 2017-4, Cl A4
2.330%, 05/15/2023	500	509
CarMax Auto Owner Trust, Ser 2019-2, Cl A2A
2.690%, 07/15/2022	94	94
CarMax Auto Owner Trust, Ser 2020-1, Cl A2
1.870%, 04/17/2023	435	438
CarMax Auto Owner Trust, Ser 2020-4, Cl A2
0.310%, 01/16/2024	690	690

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Carvana Auto Receivables Trust, Ser 2019- 4A, Cl A2
2.200%, 07/15/2022 (A)	$121	$122
Chase Auto Credit Linked Notes, Ser 2020-1, Cl B
0.991%, 01/25/2028 (A)	900	902
Chesapeake Funding II LLC, Ser 2017-2A, Cl A1
1.990%, 05/15/2029 (A)	24	24
Chesapeake Funding II LLC, Ser 2017-3A, Cl A1
1.910%, 08/15/2029 (A)	45	45
Chesapeake Funding II LLC, Ser 2017-3A, Cl A2
0.488%, VAR ICE LIBOR USD 1 Month+0.340%, 08/15/2029 (A)	119	119
Chesapeake Funding II LLC, Ser 2017-4A, Cl A1
2.120%, 11/15/2029 (A)	86	87
Chesapeake Funding II LLC, Ser 2017-4A, Cl A2
0.458%, VAR ICE LIBOR USD 1 Month+0.310%, 11/15/2029 (A)	342	342
Chesapeake Funding II LLC, Ser 2018-1A, Cl A1
3.040%, 04/15/2030 (A)	122	124
Chesapeake Funding II LLC, Ser 2018-2A, Cl A2
0.518%, VAR ICE LIBOR USD 1 Month+0.370%, 08/15/2030 (A)	248	246
Chesapeake Funding II LLC, Ser 2018-3A, Cl A1
3.390%, 01/15/2031 (A)	212	218
Chesapeake Funding II LLC, Ser 2019-2A, Cl A1
1.950%, 09/15/2031 (A)	758	771
CPS Auto Receivables Trust, Ser 2019-C, Cl A
2.550%, 09/15/2022 (A)	69	69
CPS Auto Receivables Trust, Ser 2019-D, Cl A
2.170%, 12/15/2022 (A)	140	140
CPS Auto Receivables Trust, Ser 2020-A, Cl A
2.090%, 05/15/2023 (A)	225	227
CPS Auto Receivables Trust, Ser 2020-C, Cl A
0.630%, 03/15/2024 (A)	470	470
Credit Acceptance Auto Loan Trust, Ser 2019- 3A, Cl A
2.380%, 11/15/2028 (A)	1,125	1,154
Credit Acceptance Auto Loan Trust, Ser 2020- 1A, Cl A
2.010%, 02/15/2029 (A)	250	255

SEI Daily Income Trust / Quarterly Report / October 31, 2020	5

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2020

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Drive Auto Receivables Trust, Ser 2017-3, Cl D
3.530%, 12/15/2023 (A)	$467	$474
Drive Auto Receivables Trust, Ser 2019-2, Cl A3
3.040%, 03/15/2023	29	29
Drive Auto Receivables Trust, Ser 2019-4, Cl A3
2.160%, 05/15/2023	375	377
Drive Auto Receivables Trust, Ser 2019-4, Cl B
2.230%, 01/16/2024	595	603
Drive Auto Receivables Trust, Ser 2020-1, Cl A3
2.020%, 11/15/2023	350	354
Drive Auto Receivables Trust, Ser 2020-2, Cl A2A
0.850%, 07/17/2023	264	264
DT Auto Owner Trust, Ser 2018-3A, Cl B
3.560%, 09/15/2022 (A)	268	269
DT Auto Owner Trust, Ser 2019-3A, Cl A
2.550%, 08/15/2022 (A)	80	80
DT Auto Owner Trust, Ser 2019-4A, Cl A
2.170%, 05/15/2023 (A)	656	660
DT Auto Owner Trust, Ser 2020-1A, Cl A
1.940%, 09/15/2023 (A)	161	162
DT Auto Owner Trust, Ser 2020-2A, Cl A
1.140%, 01/16/2024 (A)	405	407
DT Auto Owner Trust, Ser 2020-2A, Cl B
2.080%, 03/16/2026 (A)	390	398
DT Auto Owner Trust, Ser 2020-3A, Cl A
0.540%, 04/15/2024 (A)	548	549
DT Auto Owner Trust, Ser 2020-3A, Cl B
0.910%, 12/16/2024 (A)	915	915
Enterprise Fleet Financing LLC, Ser 2018-2, Cl A2
3.140%, 02/20/2024 (A)	456	460
Enterprise Fleet Financing LLC, Ser 2019-1, Cl A2
2.980%, 10/20/2024 (A)	494	503
Enterprise Fleet Financing LLC, Ser 2019-2, Cl A2
2.290%, 02/20/2025 (A)	432	439
Enterprise Fleet Financing LLC, Ser 2019-3, Cl A2
2.060%, 05/20/2025 (A)	759	772
Enterprise Fleet Financing LLC, Ser 2020-2, Cl A1
0.240%, 10/20/2021 (A)	719	719
Exeter Automobile Receivables Trust, Ser 2019-3A, Cl A
2.590%, 09/15/2022 (A)	26	26

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Exeter Automobile Receivables Trust, Ser 2019-4A, Cl A
2.180%, 01/17/2023 (A)	$144	$144
Exeter Automobile Receivables Trust, Ser 2019-4A, Cl B
2.300%, 12/15/2023 (A)	775	784
Exeter Automobile Receivables Trust, Ser 2020-1A, Cl A
2.050%, 06/15/2023 (A)	152	153
Exeter Automobile Receivables Trust, Ser 2020-3A, Cl A2
0.460%, 10/17/2022	630	630
First Investors Auto Owner Trust, Ser 2019- 1A, Cl A
2.890%, 03/15/2024 (A)	99	100
First Investors Auto Owner Trust, Ser 2019- 2A, Cl A
2.210%, 09/16/2024 (A)	301	305
Flagship Credit Auto Trust, Ser 2018-3, Cl A
3.070%, 02/15/2023 (A)	61	61
Flagship Credit Auto Trust, Ser 2018-4, Cl A
3.410%, 05/15/2023 (A)	131	133
Flagship Credit Auto Trust, Ser 2019-1, Cl A
3.110%, 08/15/2023 (A)	148	150
Flagship Credit Auto Trust, Ser 2019-2, Cl A
2.830%, 10/16/2023 (A)	323	328
Flagship Credit Auto Trust, Ser 2019-3, Cl A
2.330%, 02/15/2024 (A)	350	355
Flagship Credit Auto Trust, Ser 2019-4, Cl A
2.170%, 06/17/2024 (A)	331	336
Flagship Credit Auto Trust, Ser 2020-1, Cl A
1.900%, 08/15/2024 (A)	399	404
Flagship Credit Auto Trust, Ser 2020-3, Cl A
0.700%, 04/15/2025 (A)	167	167
Flagship Credit Auto Trust, Ser 2020-4, Cl A
0.530%, 04/15/2025 (A)	975	975
Ford Credit Auto Lease Trust, Ser 2018-B, Cl A4
3.300%, 02/15/2022	425	429
Ford Credit Auto Lease Trust, Ser 2019-A, Cl A4
2.980%, 06/15/2022	275	280
Ford Credit Auto Lease Trust, Ser 2020-A, Cl A2
1.800%, 07/15/2022	318	320
Ford Credit Auto Lease Trust, Ser 2020-B, Cl A2A
0.500%, 12/15/2022	405	405
Ford Credit Auto Owner Trust, Ser 2016-1, Cl A
2.310%, 08/15/2027 (A)	1,150	1,157

6	SEI Daily Income Trust / Quarterly Report / October 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2020

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Ford Credit Auto Owner Trust, Ser 2017-2, Cl A
2.360%, 03/15/2029 (A)	$750	$775
Foursight Capital Automobile Receivables Trust, Ser 2020-1, Cl A2
1.970%, 09/15/2023 (A)	375	378
GLS Auto Receivables Issuer Trust, Ser 2019- 1A, Cl A
3.370%, 01/17/2023 (A)	41	41
GLS Auto Receivables Issuer Trust, Ser 2019- 2A, Cl A
3.060%, 04/17/2023 (A)	146	147
GLS Auto Receivables Issuer Trust, Ser 2019- 3A, Cl A
2.580%, 07/17/2023 (A)	196	198
GLS Auto Receivables Issuer Trust, Ser 2019- 4A, Cl A
2.470%, 11/15/2023 (A)	215	217
GLS Auto Receivables Issuer Trust, Ser 2020- 1A, Cl A
2.170%, 02/15/2024 (A)	285	288
GLS Auto Receivables Issuer Trust, Ser 2020- 3A, Cl A
0.690%, 10/16/2023 (A)	283	283
GLS Auto Receivables Trust, Ser 2018-1A, Cl A
2.820%, 07/15/2022 (A)	37	37
GLS Auto Receivables Trust, Ser 2018-3A, Cl A
3.350%, 08/15/2022 (A)	12	12
GM Financial Automobile Leasing Trust, Ser 2019-3, Cl A3
2.030%, 06/20/2022	475	480
GM Financial Automobile Leasing Trust, Ser 2020-2, Cl A2A
0.710%, 10/20/2022	260	261
GM Financial Automobile Leasing Trust, Ser 2020-3, Cl A1
0.178%, 10/20/2021	803	803
GM Financial Consumer Automobile Receivables Trust, Ser 2018-4, Cl A3
3.210%, 10/16/2023	461	470
GM Financial Consumer Automobile Receivables Trust, Ser 2019-4, Cl A2A
1.840%, 11/16/2022	232	233
GM Financial Consumer Automobile Receivables Trust, Ser 2020-3, Cl A2
0.350%, 07/17/2023	770	770
GM Financial Consumer Automobile Receivables Trust, Ser 2020-4, Cl A2
0.260%, 11/16/2023	260	260
Harley-Davidson Motorcycle Trust, Ser 2020- A, Cl A2A
1.830%, 01/17/2023	516	519

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Hertz Fleet Lease Funding, Ser 2019-1, Cl A1
0.615%, VAR ICE LIBOR USD 1 Month+0.470%, 01/10/2033 (A)	$666	$666
Hertz Fleet Lease Funding, Ser 2019-1, Cl A2
2.700%, 01/10/2033 (A)	481	487
Honda Auto Receivables Owner Trust, Ser 2020-2, Cl A2
0.740%, 11/15/2022	140	140
Hyundai Auto Receivables Trust, Ser 2020-A, Cl A2
1.510%, 04/17/2023	585	590
Mercedes-Benz Auto Lease Trust, Ser 2020- A, Cl A2
1.820%, 03/15/2022	141	141
Mercedes-Benz Auto Lease Trust, Ser 2020- B, Cl A3
0.400%, 11/15/2023	1,090	1,090
Mercedes-Benz Auto Receivables Trust, Ser 2020-1, Cl A2
0.460%, 03/15/2023	550	551
Mercedes-Benz Master Owner Trust, Ser 2019-AA, Cl A
0.498%, VAR ICE LIBOR USD 1 Month+0.350%, 05/15/2023 (A)	955	956
NextGear Floorplan Master Owner Trust, Ser 2020-1A, Cl A1
0.948%, VAR ICE LIBOR USD 1 Month+0.800%, 02/15/2025 (A)	1,135	1,142
Nissan Auto Lease Trust, Ser 2019-A, Cl A2
2.710%, 07/15/2021	14	14
Nissan Auto Lease Trust, Ser 2019-B, Cl A2A
2.270%, 10/15/2021	224	225
Nissan Auto Lease Trust, Ser 2020-A, Cl A2A
1.800%, 05/16/2022	400	402
Nissan Auto Receivables Owner Trust, Ser 2020-B, Cl A2A
0.470%, 10/17/2022	845	846
Prestige Auto Receivables Trust, Ser 2019-1A, Cl A2
2.440%, 07/15/2022 (A)	144	144
Prestige Auto Receivables Trust, Ser 2020- 1A, Cl A2
0.520%, 02/15/2024 (A)	835	835
Santander Consumer Auto Receivables Trust, Ser 2020-AA, Cl A
1.370%, 10/15/2024 (A)	178	180
Santander Consumer Auto Receivables Trust, Ser 2020-BA, Cl A2
0.380%, 02/15/2023 (A)	685	685
Santander Drive Auto Receivables Trust, Ser 2020-2, Cl A2A
0.620%, 05/15/2023	560	561

SEI Daily Income Trust / Quarterly Report / October 31, 2020	7

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2020

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Santander Drive Auto Receivables Trust, Ser 2020-3, Cl A2
0.460%, 09/15/2023	$430	$430
Santander Drive Auto Receivables Trust, Ser 2020-3, Cl A3
0.520%, 07/15/2024	1,275	1,277
Santander Retail Auto Lease Trust, Ser 2019- A, Cl A2
2.720%, 01/20/2022 (A)	174	174
Santander Retail Auto Lease Trust, Ser 2019- C, Cl A2A
1.890%, 09/20/2022 (A)	567	572
Santander Retail Auto Lease Trust, Ser 2020- B, Cl A2
0.420%, 11/20/2023 (A)	525	525
Securitized Term Auto Receivables Trust, Ser 2019-1A, Cl A3
2.986%, 02/27/2023 (A)	402	409
Tesla Auto Lease Trust, Ser 2018-B, Cl A
3.710%, 08/20/2021 (A)	608	613
Tesla Auto Lease Trust, Ser 2019-A, Cl A2
2.130%, 04/20/2022 (A)	1,208	1,221
Tesla Auto Lease Trust, Ser 2020-A, Cl A2
0.550%, 05/22/2023 (A)	625	626
Tidewater Auto Receivables Trust, Ser 2020- AA, Cl A2
1.390%, 08/15/2024 (A)	885	891
Tidewater Auto Receivables Trust, Ser 2020- AA, Cl B
1.610%, 03/17/2025 (A)	540	545
Toyota Auto Receivables Owner Trust, Ser 2020-B, Cl A2
1.380%, 12/15/2022	316	317
United Auto Credit Securitization Trust, Ser 2020-1, Cl A
0.850%, 05/10/2022 (A)	183	183
Volkswagen Auto Loan Enhanced Trust, Ser 2020-1, Cl A2A
0.930%, 12/20/2022	942	945
Westlake Automobile Receivables Trust, Ser 2017-2A, Cl D
3.280%, 12/15/2022 (A)	581	584
Westlake Automobile Receivables Trust, Ser 2019-1A, Cl A2A
3.060%, 05/16/2022 (A)	58	58
Westlake Automobile Receivables Trust, Ser 2019-2A, Cl A2B
0.618%, VAR ICE LIBOR USD 1 Month+0.470%, 02/15/2023 (A)	76	76
Westlake Automobile Receivables Trust, Ser 2019-3A, Cl A2
2.150%, 02/15/2023 (A)	320	322

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Westlake Automobile Receivables Trust, Ser 2019-3A, Cl B
2.410%, 10/15/2024 (A)	$1,389	$1,413
Westlake Automobile Receivables Trust, Ser 2020-2A, Cl A2A
0.930%, 02/15/2024 (A)	1,115	1,119
Westlake Automobile Receivables Trust, Ser 2020-3A, Cl A2
0.560%, 05/15/2024 (A)	2,195	2,196
Wheels SPV 2 LLC, Ser 2020-1A, Cl A2
0.510%, 08/20/2029 (A)	280	280
World Omni Auto Receivables Trust, Ser 2020-B, Cl A2A
0.550%, 07/17/2023	1,910	1,914
World Omni Auto Receivables Trust, Ser 2020-C, Cl A2
0.350%, 12/15/2023	910	911
World Omni Automobile Lease Securitization Trust, Ser 2020-B, Cl A2
0.320%, 09/15/2023	220	220
World Omni Select Auto Trust, Ser 2018-1A, Cl B
3.680%, 07/15/2023 (A)	320	325
World Omni Select Auto Trust, Ser 2019-A, Cl A2A
2.060%, 08/15/2023	252	254
World Omni Select Auto Trust, Ser 2020-A, Cl A2
0.470%, 06/17/2024	590	591

		61,253

Credit Card — 1.6%
Capital One Multi-Asset Execution Trust, Ser 2019-A2, Cl A2
1.720%, 08/15/2024	736	755
Evergreen Credit Card Trust, Ser 2019-2, Cl A
1.900%, 09/16/2024 (A)	385	395
Master Credit Card Trust II, Ser 2019-2A, Cl A
0.533%, VAR ICE LIBOR USD 1 Month+0.390%, 01/21/2023 (A)	490	491
Synchrony Card Funding LLC, Ser 2019-A1, Cl A
2.950%, 03/15/2025	1,170	1,208
Synchrony Credit Card Master Note Trust, Ser 2018-1, Cl A
2.970%, 03/15/2024	765	773
Trillium Credit Card Trust II, Ser 2019-1A, Cl A
0.629%, VAR ICE LIBOR USD 1 Month+0.480%, 01/26/2024 (A)	750	750

8	SEI Daily Income Trust / Quarterly Report / October 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2020

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Trillium Credit Card Trust II, Ser 2020-1A, Cl A
0.519%, VAR ICE LIBOR USD 1 Month+0.370%, 12/26/2024 (A)	$700	$700

		5,072

Miscellaneous Business Services — 13.6%
Accredited Mortgage Loan Trust, Ser 2004-4, Cl A1A
0.829%, VAR ICE LIBOR USD 1 Month+0.680%, 01/25/2035	60	60
Affirm Asset Securitization Trust, Ser 2020- Z1, Cl A
3.460%, 10/15/2024 (A)	205	206
Affirm Asset Securitization Trust, Ser 2020- Z2, Cl A
1.900%, 01/15/2025 (A)	505	505
Ajax Mortgage Loan Trust, Ser 2017-B, Cl A
3.163%, 09/25/2056 (A)(B)	326	325
Ally Master Owner Trust, Ser 2018-2, Cl A
3.290%, 05/15/2023	1,100	1,117
ALM XVII, Ser 2018-17A, Cl A1AR
1.167%, VAR ICE LIBOR USD 3 Month+0.930%, 01/15/2028 (A)	678	673
Apidos CLO XII, Ser 2018-12A, Cl AR
1.317%, VAR ICE LIBOR USD 3 Month+1.080%, 04/15/2031 (A)	600	592
Avant Loans Funding Trust, Ser 2019-A, Cl A
3.480%, 07/15/2022 (A)	7	7
Avant Loans Funding Trust, Ser 2019-B, Cl A
2.720%, 10/15/2026 (A)	177	177
Barings CLO, Ser 2018-3A, Cl A1
1.168%, VAR ICE LIBOR USD 3 Month+0.950%, 07/20/2029 (A)	372	368
Bayview Opportunity Master Fund IVb Trust, Ser 2017-RT6, Cl A
3.500%, 10/28/2057 (A)(B)	247	253
Carlyle Global Market Strategies, Ser 2018- 1A, Cl A1R2
1.188%, VAR ICE LIBOR USD 3 Month+0.970%, 04/17/2031 (A)	648	634
Cloud Pass-Through Trust, Ser 2019-1A, Cl CLOU
3.554%, 12/05/2022 (A)(B)	366	371
CNH Equipment Trust, Ser 2019-A, Cl A3
3.010%, 04/15/2024	230	236
CNH Equipment Trust, Ser 2019-C, Cl A2
1.990%, 03/15/2023	1,107	1,115
CNH Equipment Trust, Ser 2020-A, Cl A2
1.080%, 07/17/2023	685	688
Cole Park CLO, Ser 2018-1A, Cl AR
1.268%, VAR ICE LIBOR USD 3 Month+1.050%, 10/20/2028 (A)	750	745

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Columbia Cent CLO 27, Ser 2018-27A, Cl A1
1.365%, VAR ICE LIBOR USD 3 Month+1.150%, 10/25/2028 (A)	$480	$476
Conn’s Receivables Funding LLC, Ser 2020-A, Cl A
1.710%, 06/16/2025 (A)	780	780
Consumer Loan Underlying Bond CLUB Credit Trust, Ser 2020-P1, Cl A
2.260%, 03/15/2028 (A)	450	453
Credit-Based Asset Servicing & Securitization LLC, Ser 2005-CB3, Cl M2
1.079%, VAR ICE LIBOR USD 1 Month+0.930%, 06/25/2035	18	18
Dell Equipment Finance Trust, Ser 2019-1, Cl A2
2.780%, 08/23/2021 (A)	69	70
DLL LLC, Ser 2019-MT3, Cl A2
2.130%, 01/20/2022 (A)	482	484
Ford Credit Floorplan Master Owner Trust, Ser 2018-3, Cl A1
3.520%, 10/15/2023	390	401
Great American Auto Leasing, Ser 2019-1, Cl A2
2.970%, 06/15/2021 (A)	70	70
Home Partners of America Trust, Ser 2017-1, Cl B
1.497%, VAR ICE LIBOR USD 1 Month+1.350%, 07/17/2034 (A)	625	624
HPEFS Equipment Trust, Ser 2019-1A, Cl A2
2.190%, 09/20/2029 (A)	699	703
HPEFS Equipment Trust, Ser 2020-1A, Cl A2
1.730%, 02/20/2030 (A)	322	324
HPEFS Equipment Trust, Ser 2020-2A, Cl A2
0.650%, 07/22/2030 (A)	1,550	1,553
John Deere Owner Trust, Ser 2019-B, Cl A2
2.280%, 05/16/2022	252	253
KKR CLO 21, Ser 2018-21, Cl A
1.237%, VAR ICE LIBOR USD 3 Month+1.000%, 04/15/2031 (A)	465	457
Kubota Credit Owner Trust, Ser 2020-1A, Cl A1
1.500%, 05/17/2021 (A)	39	39
Kubota Credit Owner Trust, Ser 2020-2A, Cl A2
0.410%, 06/15/2023 (A)	300	300
Madison Park Funding XII, Ser 2017-12A, Cl AR
1.478%, VAR ICE LIBOR USD 3 Month+1.260%, 07/20/2026 (A)	26	26
Magnetite VII, Ser 2018-7A, Cl A1R2
1.037%, VAR ICE LIBOR USD 3 Month+0.800%, 01/15/2028 (A)	800	789

SEI Daily Income Trust / Quarterly Report / October 31, 2020	9

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2020

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Magnetite VIII, Ser 2018-8A, Cl AR2
1.217%, VAR ICE LIBOR USD 3 Month+0.980%, 04/15/2031 (A)	$685	$675
Marlette Funding Trust, Ser 2018-4A, Cl A
3.710%, 12/15/2028 (A)	52	52
Marlette Funding Trust, Ser 2019-1A, Cl A
3.440%, 04/16/2029 (A)	276	279
Marlette Funding Trust, Ser 2019-2A, Cl A
3.130%, 07/16/2029 (A)	166	167
Marlette Funding Trust, Ser 2019-3A, Cl A
2.690%, 09/17/2029 (A)	222	224
Marlette Funding Trust, Ser 2019-4A, Cl A
2.390%, 12/17/2029 (A)	347	350
Marlette Funding Trust, Ser 2020-1A, Cl A
2.240%, 03/15/2030 (A)	109	110
Marlette Funding Trust, Ser 2020-2A, Cl A
1.020%, 09/16/2030 (A)	282	283
Metlife Securitization Trust, Ser 2017-1A, Cl A
3.000%, 04/25/2055 (A)(B)	130	137
Mill City Mortgage Loan Trust, Ser 2015-2, Cl A2
3.000%, 09/25/2057 (A)(B)	172	174
Mill City Mortgage Loan Trust, Ser 2017-3, Cl A1
2.750%, 01/25/2061 (A)(B)	270	278
Mill City Mortgage Loan Trust, Ser 2018-1, Cl A1
3.250%, 05/25/2062 (A)(B)	146	151
MMAF Equipment Finance LLC, Ser 2019-A, Cl A2
2.840%, 01/10/2022 (A)	217	218
MMAF Equipment Finance LLC, Ser 2019-B, Cl A2
2.070%, 10/12/2022 (A)	223	225
MMAF Equipment Finance LLC, Ser 2020-BA, Cl A2
0.380%, 08/14/2023 (A)	645	645
Nationstar HECM Loan Trust, Ser 2019-1A, Cl A
2.651%, 06/25/2029 (A)(B)	74	75
Nationstar HECM Loan Trust, Ser 2019-2A, Cl A
2.272%, 11/25/2029 (A)(B)	180	181
Navient Private Education Refi Loan Trust, Ser 2019-FA, Cl A1
2.180%, 08/15/2068 (A)	359	360
Navient Private Education Refi Loan Trust, Ser 2020-BA, Cl A1
1.800%, 01/15/2069 (A)	1,008	1,012
Navient Private Education Refi Loan Trust, Ser 2020-DA, Cl A
1.690%, 05/15/2069 (A)	1,232	1,251

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Navient Student Loan Trust, Ser 2018-1A, Cl A2
0.499%, VAR ICE LIBOR USD 1 Month+0.350%, 03/25/2067 (A)	$362	$360
Navient Student Loan Trust, Ser 2019-2A, Cl A1
0.419%, VAR ICE LIBOR USD 1 Month+0.270%, 02/27/2068 (A)	171	171
Navistar Financial Dealer Note Master Owner Trust II, Ser 2019-1, Cl A
0.789%, VAR ICE LIBOR USD 1 Month+0.640%, 05/25/2024 (A)	1,100	1,101
New Residential Mortgage LLC, Ser 2018- FNT1, Cl A
3.610%, 05/25/2023 (A)	372	372
New Residential Mortgage LLC, Ser 2018- FNT2, Cl A
3.790%, 07/25/2054	220	216
NextGear Floorplan Master Owner Trust, Ser 2019-1A, Cl A1
0.798%, VAR ICE LIBOR USD 1 Month+0.650%, 02/15/2024 (A)	770	771
Nissan Master Owner Trust Receivables, Ser 2019-A, Cl A
0.708%, VAR ICE LIBOR USD 1 Month+0.560%, 02/15/2024	580	582
NRZ Excess Spread-Collateralized Notes, Ser 2018-PLS1, Cl A
3.193%, 01/25/2023 (A)	169	169
NRZ Excess Spread-Collateralized Notes, Ser 2018-PLS2, Cl A
3.265%, 02/25/2023 (A)	83	83
NYCTL Trust, Ser 2018-A, Cl A
3.220%, 11/10/2031 (A)	196	198
NYCTL Trust, Ser 2019-A, Cl A
2.190%, 11/10/2032 (A)	278	281
Ocean Trails CLO IV, Ser 2017-4A, Cl AR
1.154%, VAR ICE LIBOR USD 3 Month+0.900%, 08/13/2025 (A)	6	6
OCP CLO, Ser 2017-8A, Cl A1R
1.068%, VAR ICE LIBOR USD 3 Month+0.850%, 04/17/2027 (A)	102	102
Onemain Financial Issuance Trust, Ser 2018- 1A, Cl A
3.300%, 03/14/2029 (A)	265	268
OneMain Financial Issuance Trust, Ser 2019- 1A, Cl A
3.480%, 02/14/2031 (A)	550	556
OZLM VII, Ser 2018-7RA, Cl A1R
1.228%, VAR ICE LIBOR USD 3 Month+1.010%, 07/17/2029 (A)	578	570

10	SEI Daily Income Trust / Quarterly Report / October 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2020

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
OZLM XII, Ser 2018-12A, Cl A1R
1.318%, VAR ICE LIBOR USD 3 Month+1.050%, 04/30/2027 (A)	$364	$362
PFS Financing, Ser 2020-B, Cl A
1.210%, 06/15/2024 (A)	360	363
PFS Financing, Ser 2020-F, Cl A
0.930%, 08/15/2024 (A)	1,120	1,123
Regional Management Issuance Trust, Ser 2019-1, Cl A
3.050%, 11/15/2028 (A)	115	115
SCF Equipment Leasing LLC, Ser 2020-1A, Cl A2
0.680%, 10/20/2025 (A)	540	540
Shackleton, Ser 2018-6RA, Cl A
1.238%, VAR ICE LIBOR USD 3 Month+1.020%, 07/17/2028 (A)	489	484
SLM Student Loan Trust, Ser 2007-6, Cl A4
0.595%, VAR ICE LIBOR USD 3 Month+0.380%, 10/25/2024	246	246
SMB Private Education Loan Trust, Ser 2020- A, Cl A1
0.448%, VAR ICE LIBOR USD 1 Month+0.300%, 03/15/2027 (A)	645	645
SoFi Consumer Loan Program, Ser 2017-1, Cl A
3.280%, 01/26/2026 (A)	3	3
SoFi Consumer Loan Program, Ser 2019-1, Cl A
3.240%, 02/25/2028 (A)	377	380
SoFi Consumer Loan Program, Ser 2019-2, Cl A
3.010%, 04/25/2028 (A)	227	230
SoFi Consumer Loan Program, Ser 2019-3, Cl A
2.900%, 05/25/2028 (A)	579	585
SoFi Consumer Loan Program, Ser 2019-4, Cl A
2.450%, 08/25/2028 (A)	957	968
SoFi Consumer Loan Program, Ser 2020-1, Cl A
2.020%, 01/25/2029 (A)	652	659
SoFi Professional Loan Program, Ser 2020-A, Cl A1FX
2.060%, 05/15/2046 (A)	981	990
Symphony CLO XIV, Ser 2019-14A, Cl AR
1.179%, VAR ICE LIBOR USD 3 Month+0.950%, 07/14/2026 (A)	591	588
Towd Point Mortgage Trust, Ser 2015-2, Cl 2A11
3.000%, 11/25/2057 (A)(B)	41	41

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Towd Point Mortgage Trust, Ser 2015-4, Cl A1B
2.750%, 04/25/2055 (A)(B)	$21	$21
Towd Point Mortgage Trust, Ser 2015-5, Cl A1B
2.750%, 05/25/2055 (A)(B)	26	26
Towd Point Mortgage Trust, Ser 2016-1, Cl A1B
2.750%, 02/25/2055 (A)(B)	25	26
Towd Point Mortgage Trust, Ser 2016-3, Cl A1
2.250%, 04/25/2056 (A)(B)	78	79
Towd Point Mortgage Trust, Ser 2016-4, Cl A1
2.250%, 07/25/2056 (A)(B)	141	144
Towd Point Mortgage Trust, Ser 2017-1, Cl A1
2.750%, 10/25/2056 (A)(B)	727	745
Towd Point Mortgage Trust, Ser 2017-2, Cl A1
2.750%, 04/25/2057 (A)(B)	629	646
Towd Point Mortgage Trust, Ser 2017-4, Cl A1
2.750%, 06/25/2057 (A)(B)	166	172
Towd Point Mortgage Trust, Ser 2017-5, Cl A1
0.749%, VAR ICE LIBOR USD 1 Month+0.600%, 02/25/2057 (A)	419	418
Towd Point Mortgage Trust, Ser 2017-6, Cl A1
2.750%, 10/25/2057 (A)(B)	156	161
Towd Point Mortgage Trust, Ser 2018-1, Cl A1
3.000%, 01/25/2058 (A)(B)	108	113
Transportation Finance Equipment Trust, Ser 2019-1, Cl A2
1.900%, 01/24/2022 (A)	1,486	1,493
Treman Park CLO, Ser 2018-1A, Cl ARR
1.288%, VAR ICE LIBOR USD 3 Month+1.070%, 10/20/2028 (A)	550	548
Tryon Park CLO, Ser 2018-1A, Cl A1SR
1.127%, VAR ICE LIBOR USD 3 Month+0.890%, 04/15/2029 (A)	660	654
Verizon Owner Trust, Ser 2020-A, Cl A1A
1.850%, 07/22/2024	550	564
Verizon Owner Trust, Ser 2020-B, Cl A
0.470%, 02/20/2025	545	546
Volvo Financial Equipment LLC, Ser 2020-1A, Cl A2
0.370%, 04/17/2023 (A)	235	235
Voya CLO, Ser 2017-3A, Cl A1R
0.935%, VAR ICE LIBOR USD 3 Month+0.720%, 07/25/2026 (A)	109	108

SEI Daily Income Trust / Quarterly Report / October 31, 2020	11

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2020

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Z Capital Credit Partners CLO, Ser 2018-1A, Cl A1R
1.180%, VAR ICE LIBOR USD 3 Month+0.950%, 07/16/2027 (A)	$407	$405

		43,971

Total Asset-Backed Securities (Cost $109,855) ($ Thousands)		110,296

MORTGAGE-BACKED SECURITIES — 14.9%

Agency Mortgage-Backed Obligations — 4.3%
FHLMC
2.731%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.022%, 02/01/2030	10	10
2.160%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.901%, 02/01/2022	1	1
FHLMC Multifamily Structured Pass-Through Certificates, Ser K016, Cl A2
2.968%, 10/25/2021	411	419
FHLMC Multifamily Structured Pass-Through Certificates, Ser K020, Cl A1
1.573%, 01/25/2022	53	53
FHLMC Multifamily Structured Pass-Through Certificates, Ser K037, Cl A1
2.592%, 04/25/2023	913	936
FHLMC Multifamily Structured Pass-Through Certificates, Ser K721, Cl A2
3.090%, 08/25/2022 (B)	880	912
FHLMC REMIC, Ser 2010-3745, Cl GP
4.000%, 06/15/2039	182	183
FHLMC REMIC, Ser 2011-3896, Cl PA
4.000%, 03/15/2040	72	73
FHLMC REMIC, Ser 2011-3903, Cl QC
2.250%, 03/15/2041	86	87
FHLMC REMIC, Ser 2013-4159, Cl LA
3.500%, 02/15/2040	247	253
FHLMC REMIC, Ser 2013-4206, Cl CA
3.000%, 05/15/2037	290	292
FHLMC REMIC, Ser 2013-4272, Cl YG
2.000%, 11/15/2026	46	47
FHLMC REMIC, Ser 2014-4297, Cl CA
3.000%, 12/15/2030	452	464
FHLMC REMIC, Ser 2014-4323, Cl CA
4.000%, 03/15/2040	76	78
FHLMC REMIC, Ser 2014-4323, Cl GA
3.000%, 06/15/2040	151	153
FHLMC REMIC, Ser 2014-4379, Cl CB
2.250%, 04/15/2033	636	655
FHLMC REMIC, Ser 2014-4385, Cl Q
3.000%, 07/15/2039	660	668

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC REMIC, Ser 2014-4387, Cl DA
3.000%, 01/15/2032	$430	$445
FHLMC REMIC, Ser 2014-4390, Cl NC
3.000%, 05/15/2039	285	289
FNMA
6.000%, 01/01/2027	8	9
5.500%, 12/01/2023 to 12/01/2024	161	165
5.000%, 02/01/2023 to 03/01/2025	85	90
3.720%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.120%, 11/01/2025	1	1
3.715%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.215%, 01/01/2029	4	4
3.500%, 09/01/2032	540	570
3.000%, 12/01/2030	830	870
2.871%, VAR ICE LIBOR USD 6 Month+1.814%, 09/01/2024	9	9
2.770%, VAR ICE LIBOR USD 6 Month+1.772%, 09/01/2024	4	5
2.470%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.084%, 05/01/2028	1	1
FNMA REMIC, Ser 1993-58, Cl H
5.500%, 04/25/2023	1	2
FNMA REMIC, Ser 2001-33, Cl FA
0.599%, VAR ICE LIBOR USD 1 Month+0.450%, 07/25/2031	4	4
FNMA REMIC, Ser 2002-64, Cl FG
0.397%, VAR ICE LIBOR USD 1 Month+0.250%, 10/18/2032	1	1
FNMA REMIC, Ser 2011-18, Cl LA
4.000%, 08/25/2039	85	86
FNMA REMIC, Ser 2011-24, Cl PC
4.000%, 10/25/2039	38	38
FNMA REMIC, Ser 2011-87, Cl JA
3.000%, 06/25/2040	388	395
FNMA REMIC, Ser 2012-137, Cl UE
1.750%, 09/25/2041	310	315
FNMA REMIC, Ser 2012-6, Cl E
3.000%, 05/25/2037	466	471
FNMA REMIC, Ser 2013-100, Cl CA
4.000%, 03/25/2039	72	73
FNMA REMIC, Ser 2013-53, Cl CL
3.000%, 06/25/2037	154	154
FNMA REMIC, Ser 2013-97, Cl KA
3.000%, 11/25/2031	74	78
FNMA REMIC, Ser 2015-46, Cl BA
3.000%, 05/25/2041	370	377
FNMA, Ser 2012-M4, Cl 1A2
2.976%, 04/25/2022 (B)	160	163

12	SEI Daily Income Trust / Quarterly Report / October 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2020

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA, Ser 2012-M9, Cl A2
2.482%, 04/25/2022	$178	$181
FNMA, Ser 2017-M13, Cl FA
0.561%, VAR ICE LIBOR USD 1 Month+0.400%, 10/25/2024	122	122
FREMF Mortgage Trust, Ser 2011-K12, Cl B
4.342%, 01/25/2046 (A)(B)	920	922
GNMA, Ser 2010-151, Cl KA
3.000%, 09/16/2039	71	72
GNMA, Ser 2013-124, Cl CP
2.500%, 06/20/2041	106	107
GNMA, Ser 2013-190, Cl GA
2.500%, 11/20/2038	847	867
GNMA, Ser 2015-119, Cl TG
1.800%, 05/20/2041	1,009	1,021
GNMA, Ser 2015-56, Cl LB
1.500%, 04/16/2040	707	714

		13,905

Non-Agency Mortgage-Backed Obligations — 10.6%
Angel Oak Mortgage Trust I LLC, Ser 2019-2, Cl A1
3.628%, 03/25/2049 (A)(B)	502	514
Angel Oak Mortgage Trust I LLC, Ser 2019-4, Cl A1
2.993%, 07/26/2049 (A)(B)	355	360
Angel Oak Mortgage Trust LLC, Ser 2017-1, Cl A1
2.810%, 01/25/2047 (A)(B)	2	2
Angel Oak Mortgage Trust LLC, Ser 2017-2, Cl A1
2.478%, 07/25/2047 (A)(B)	49	50
Angel Oak Mortgage Trust LLC, Ser 2017-3, Cl A1
2.708%, 11/25/2047 (A)(B)	21	21
Angel Oak Mortgage Trust LLC, Ser 2018-3, Cl A1
3.649%, 09/25/2048 (A)(B)	128	130
Angel Oak Mortgage Trust LLC, Ser 2019-1, Cl A1
3.920%, 11/25/2048 (A)(B)	336	343
Angel Oak Mortgage Trust LLC, Ser 2020-1, Cl A1
2.466%, 12/25/2059 (A)(B)	141	142
Angel Oak Mortgage Trust LLC, Ser 2020-3, Cl A1
1.691%, 04/25/2065 (A)(B)	699	703
Angel Oak Mortgage Trust LLC, Ser 2020-4, Cl A1
1.469%, 06/25/2065 (A)(B)	444	445
Arroyo Mortgage Trust, Ser 2019-3, Cl A1
2.962%, 10/25/2048 (A)(B)	323	331

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Banc of America Commercial Mortgage Trust, Ser 2016-UB10, Cl A2
2.723%, 07/15/2049	$500	$505
Banc of America Mortgage Securities, Ser 2005-F, Cl 2A2
3.105%, 07/25/2035 (B)	54	52
Banc of America Mortgage Securities, Ser 2005-J, Cl 2A1
2.936%, 11/25/2035 (B)	7	7
BBCMS Mortgage Trust, Ser 2017-DELC, Cl A
0.998%, VAR ICE LIBOR USD 1 Month+0.850%, 08/15/2036 (A)	800	769
Bear Stearns ARM Trust, Ser 2005-3, Cl 2A1
3.510%, 06/25/2035 (B)	28	27
Bear Stearns ARM Trust, Ser 2005-6, Cl 3A1
3.184%, 08/25/2035 (B)	58	58
BRAVO Residential Funding Trust, Ser 2020- NQM1, Cl A1
1.449%, 05/25/2060 (A)(B)	444	444
Bunker Hill Loan Depositary Trust, Ser 2019- 1, Cl A2
3.817%, 10/26/2048 (A)	563	582
Bunker Hill Loan Depositary Trust, Ser 2019- 1, Cl A1
3.613%, 10/26/2048 (A)	125	130
Bunker Hill Loan Depositary Trust, Ser 2020- 1, Cl A1
1.724%, 02/25/2055 (A)(B)	283	286
BWAY Mortgage Trust, Ser 2015-1515, Cl A1
2.809%, 03/10/2033 (A)	265	274
BX Commercial Mortgage Trust, Ser 2018- IND, Cl A
0.898%, VAR ICE LIBOR USD 1 Month+0.750%, 11/15/2035 (A)	134	133
BX Commercial Mortgage Trust, Ser 2019- XL, Cl B
1.228%, VAR ICE LIBOR USD 1 Month+1.080%, 10/15/2036 (A)	418	417
BX Commercial Mortgage Trust, Ser 2019- XL, Cl A
1.068%, VAR ICE LIBOR USD 1 Month+0.920%, 10/15/2036 (A)	665	664
CGDBB Commercial Mortgage Trust, Ser 2017-BIOC, Cl A
0.938%, VAR ICE LIBOR USD 1 Month+0.790%, 07/15/2032 (A)	411	411
CHC Commercial Mortgage Trust, Ser 2019- CHC, Cl A
1.268%, VAR ICE LIBOR USD 1 Month+1.120%, 06/15/2034 (A)	841	803
CIM Trust, Ser 2017-7, Cl A
3.000%, 04/25/2057 (A)(B)	322	329

SEI Daily Income Trust / Quarterly Report / October 31, 2020	13

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2020

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Citigroup Commercial Mortgage Trust, Ser 2019-SST2, Cl A
1.068%, VAR ICE LIBOR USD 1 Month+0.920%, 12/15/2036 (A)	$775	$762
Citigroup Mortgage Loan Trust, Ser 2004- HYB3, Cl 1A
3.042%, 09/25/2034 (B)	10	10
Citigroup Mortgage Loan Trust, Ser 2006- AR2, Cl 1A1
3.798%, 03/25/2036 (B)	54	47
Citigroup Mortgage Loan Trust, Ser 2018- RP2, Cl A1
3.500%, 02/25/2058 (A)(B)	252	267
Citigroup Mortgage Loan Trust, Ser 2019- IMC1, Cl A1
2.720%, 07/25/2049 (A)(B)	134	137
COLT Mortgage Loan Trust, Ser 2019-1, Cl A1
3.705%, 03/25/2049 (A)(B)	93	93
COLT Mortgage Loan Trust, Ser 2019-3, Cl A1
2.764%, 08/25/2049 (A)(B)	92	92
COLT Mortgage Loan Trust, Ser 2020-1, Cl A1
2.488%, 02/25/2050 (B)	380	384
COLT Mortgage Loan Trust, Ser 2020-1R, Cl A1
1.255%, 09/25/2065 (A)(B)	547	547
COLT Mortgage Loan Trust, Ser 2020-2R, Cl A1
1.325%, 10/26/2065 (A)(B)	471	471
COLT Mortgage Loan Trust, Ser 2020-3, Cl A1
1.506%, 04/27/2065 (A)(B)	291	292
COMM Mortgage Trust, Ser 2014-LC17, Cl A2
3.164%, 10/10/2047	1	1
COMM Mortgage Trust, Ser 2014-UBS5, Cl A2
3.031%, 09/10/2047	20	19
COMM Mortgage Trust, Ser 2015-CR23, Cl A2
2.852%, 05/10/2048	298	299
COMM Mortgage Trust, Ser 2015-CR27, Cl A2
2.223%, 10/10/2048	63	63
Commercial Mortgage Pass-Through Certificates, Ser 2015-CR22, Cl A2
2.856%, 03/10/2048	200	200
Countrywide Home Loans, Ser 2004-29, Cl 1A1
0.689%, VAR ICE LIBOR USD 1 Month+0.540%, 02/25/2035	10	10
Credit Suisse Mortgage Capital Certificates, Ser 2019-ICE4, Cl A
1.128%, VAR ICE LIBOR USD 1 Month+0.980%, 05/15/2036 (A)	475	475

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse Mortgage Capital Certificates, Ser 2019-ICE4, Cl B
1.378%, VAR ICE LIBOR USD 1 Month+1.230%, 05/15/2036 (A)	$1,240	$1,235
Deephaven Residential Mortgage Trust, Ser 2017-1A, Cl A1
2.725%, 12/26/2046 (A)(B)	12	12
Deephaven Residential Mortgage Trust, Ser 2017-2A, Cl A1
2.453%, 06/25/2047 (A)(B)	39	39
Deephaven Residential Mortgage Trust, Ser 2017-3A, Cl A1
2.577%, 10/25/2047 (A)(B)	32	33
Deephaven Residential Mortgage Trust, Ser 2018-1A, Cl A1
2.976%, 12/25/2057 (A)(B)	55	56
Deephaven Residential Mortgage Trust, Ser 2018-2A, Cl A1
3.479%, 04/25/2058 (A)(B)	178	181
Deephaven Residential Mortgage Trust, Ser 2018-3A, Cl A1
3.789%, 08/25/2058 (A)(B)	209	209
Deephaven Residential Mortgage Trust, Ser 2019-3A, Cl A1
2.964%, 07/25/2059 (A)(B)	306	309
Deephaven Residential Mortgage Trust, Ser 2019-4A, Cl A1
2.791%, 10/25/2059 (A)(B)	655	664
Deephaven Residential Mortgage Trust, Ser 2020-2, Cl A1
1.692%, 05/25/2065 (A)	439	442
Ellington Financial Mortgage Trust, Ser 2019-2, Cl A1
2.739%, 11/25/2059 (A)(B)	89	91
Ellington Financial Mortgage Trust, Ser 2020-2, Cl A1
1.178%, 10/25/2065 (A)(B)	179	179
FDIC Guaranteed Notes Trust, Ser 2010-S4, Cl A
0.876%, VAR ICE LIBOR USD 1 Month+0.720%, 12/04/2020 (A)	497	497
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-HQ1, Cl M3
3.949%, VAR ICE LIBOR USD 1 Month+3.800%, 03/25/2025	89	89
Flagstar Mortgage Trust, Ser 2018-5, Cl A7
4.000%, 09/25/2048 (A)(B)	27	27
FNMA Connecticut Avenue Securities, Ser 2016-C03, Cl 2M2
6.049%, VAR ICE LIBOR USD 1 Month+5.900%, 10/25/2028	498	527

14	SEI Daily Income Trust / Quarterly Report / October 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2020

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA Connecticut Avenue Securities, Ser 2018-C03, Cl 1EA2
0.999%, VAR ICE LIBOR USD 1 Month+0.850%, 10/25/2030	$153	$151
GCAT Trust, Ser 2020-NQM2, Cl A1
1.555%, 04/25/2065 (A)	259	259
GMAC Mortgage Loan Trust, Ser 2005-AR6, Cl 2A1
3.586%, 11/19/2035 (B)	86	82
GS Mortgage Securities Trust, Ser 2012- ALOH, Cl A
3.551%, 04/10/2034 (A)	1,500	1,512
GS Mortgage Securities Trust, Ser 2016-GS4, Cl A2
2.905%, 11/10/2049	500	502
GS Mortgage Securities Trust, Ser 2017- 500K, Cl A
0.848%, VAR ICE LIBOR USD 1 Month+0.700%, 07/15/2032 (A)	415	412
GSR Mortgage Loan Trust, Ser 2005-AR4, Cl 2A1
3.674%, 07/25/2035 (B)	91	67
GSR Mortgage Loan Trust, Ser 2007-AR2, Cl 1A1
3.640%, 05/25/2037 (B)	86	66
Impac CMB Trust, Ser 2004-9, Cl 1A1
0.909%, VAR ICE LIBOR USD 1 Month+0.760%, 01/25/2035	24	24
Impac CMB Trust, Ser 2005-2, Cl 1A1
0.669%, VAR ICE LIBOR USD 1 Month+0.520%, 04/25/2035	29	28
Impac CMB Trust, Ser 2005-3, Cl A1
0.629%, VAR ICE LIBOR USD 1 Month+0.480%, 08/25/2035	28	27
Impac CMB Trust, Ser 2005-5, Cl A1
0.789%, VAR ICE LIBOR USD 1 Month+0.640%, 08/25/2035	22	22
Impac CMB Trust, Ser 2005-8, Cl 1A
0.669%, VAR ICE LIBOR USD 1 Month+0.520%, 02/25/2036	74	72
JPMorgan Mortgage Trust, Ser 2005-A6, Cl 7A1
3.099%, 08/25/2035 (B)	28	26
JPMorgan Mortgage Trust, Ser 2007-A3, Cl 1A1
3.611%, 05/25/2037 (B)	53	49
JPMorgan Mortgage Trust, Ser 2014-5, Cl A1
2.941%, 10/25/2029 (A)(B)	282	290
JPMorgan Mortgage Trust, Ser 2015-3, Cl A5
3.500%, 05/25/2045 (A)(B)	148	148
JPMorgan Mortgage Trust, Ser 2017-1, Cl A4
3.500%, 01/25/2047 (A)(B)	592	595

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Mortgage Trust, Ser 2018-7FRB, Cl A2
0.899%, VAR ICE LIBOR USD 1 Month+0.750%, 04/25/2046 (A)	$232	$232
JPMorgan Mortgage Trust, Ser 2019-5, Cl A4
4.000%, 11/25/2049 (A)(B)	103	104
KNDL Mortgage Trust, Ser 2019-KNSQ, Cl A
0.948%, VAR ICE LIBOR USD 1 Month+0.800%, 05/15/2036 (A)	190	189
LSTAR Commercial Mortgage Trust, Ser 2016- 4, Cl A2
2.579%, 03/10/2049 (A)	1,388	1,412
LSTAR Securities Investment, Ser 2019-4, Cl A1
1.649%, VAR ICE LIBOR USD 1 Month+1.500%, 05/01/2024 (A)	408	403
Merit, Ser 2020-HILL, Cl A
1.298%, VAR ICE LIBOR USD 1 Month+1.150%, 08/15/2037 (A)	660	659
Merrill Lynch Mortgage Backed Securities Trust, Ser 2007-3, Cl 2A1
3.705%, 06/25/2037 (B)	69	53
Merrill Lynch Mortgage Investors Trust, Ser 2005-A3, Cl A1
0.419%, VAR ICE LIBOR USD 1 Month+0.270%, 04/25/2035	1	1
MFA Trust, Ser 2017-RPL1, Cl A1
2.588%, 02/25/2057 (A)(B)	65	66
MFA Trust, Ser 2020-NQM1, Cl A1
1.479%, 03/25/2065	222	223
Morgan Stanley Capital I Trust, Ser 2012- STAR, Cl A1
2.084%, 08/05/2034 (A)	53	53
Morgan Stanley Capital I Trust, Ser 2014- MP, Cl A
3.469%, 08/11/2033 (A)	590	599
MortgageIT Trust, Ser 2005-5, Cl A1
0.669%, VAR ICE LIBOR USD 1 Month+0.520%, 12/25/2035	74	73
Mortgage-Linked Amortizing Notes, Ser 2012-1, Cl A10
2.060%, 01/15/2022	149	152
MTRO Commercial Mortgage Trust, Ser 2019- TECH, Cl A
1.048%, VAR ICE LIBOR USD 1 Month+0.900%, 12/15/2033 (A)	520	518
New Residential Mortgage Loan Trust, Ser 2017-3A, Cl A1
4.000%, 04/25/2057 (A)(B)	184	198
New Residential Mortgage Loan Trust, Ser 2017-6A, Cl A1
4.000%, 08/27/2057 (A)(B)	414	446

SEI Daily Income Trust / Quarterly Report / October 31, 2020	15

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2020

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
New Residential Mortgage Loan Trust, Ser 2018-1A, Cl A1
4.000%, 09/25/2057 (A)(B)	$220	$241
New Residential Mortgage Loan Trust, Ser 2019-NQM4, Cl A1
2.492%, 09/25/2059 (A)(B)	151	153
New Residential Mortgage Loan Trust, Ser 2020-NQM2, Cl A1
1.650%, 05/24/2060 (A)(B)	293	294
OBX Trust, Ser 2018-1, Cl A2
0.799%, VAR ICE LIBOR USD 1 Month+0.650%, 06/25/2057 (A)	35	35
OBX Trust, Ser 2018-EXP2, Cl 2A1A
0.899%, VAR ICE LIBOR USD 1 Month+0.750%, 07/25/2058 (A)	257	256
OBX Trust, Ser 2019-INV1, Cl A8
4.000%, 11/25/2048 (A)(B)	91	91
Paragon Mortgages No. 12 PLC, Ser 2006- 12A, Cl A2C
0.500%, VAR ICE LIBOR USD 3 Month+0.220%, 11/15/2038 (A)	76	73
Paragon Mortgages No. 15 PLC, Ser 2007- 15A, Cl A2C
0.470%, VAR ICE LIBOR USD 3 Month+0.220%, 12/15/2039 (A)	169	163
Residential Mortgage Loan Trust, Ser 2020- 1, Cl A1
2.376%, 02/25/2024 (A)(B)	185	188
RFMSI Trust, Ser 2007-SA3, Cl 2A1
4.849%, 07/27/2037 (B)	70	61
RMF Buyout Issuance Trust, Ser 2020-1, Cl A
2.158%, 02/25/2030 (A)(B)	240	241
Sequoia Mortgage Trust, Ser 2004-12, Cl A1
0.691%, VAR ICE LIBOR USD 1 Month+0.540%, 01/20/2035	9	8
Sequoia Mortgage Trust, Ser 2017-CH2, Cl A10
4.000%, 12/25/2047 (A)(B)	253	255
Sequoia Mortgage Trust, Ser 2018-CH3, Cl A1
4.500%, 08/25/2048 (A)(B)	151	158
Sequoia Mortgage Trust, Ser 2018-CH3, Cl A11
4.000%, 08/25/2048 (A)(B)	254	256
Spruce Hill Mortgage Loan Trust, Ser 2019- SH1, Cl A1
3.395%, 04/29/2049 (A)(B)	167	169
Starwood Mortgage Residential Trust, Ser 2020-1, Cl A1
2.275%, 02/25/2050 (A)(B)	351	357
Starwood Mortgage Residential Trust, Ser 2020-3, Cl A1
1.486%, 04/25/2065 (A)(B)	165	165

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
UBS-Citigroup Commercial Mortgage Trust, Ser 2011-C1, Cl A3
3.595%, 01/10/2045	$408	$415
Verus Securitization Trust, Ser 2018-2, Cl A1
3.677%, 06/01/2058 (A)(B)	210	211
Verus Securitization Trust, Ser 2019-1, Cl A1
3.836%, 02/25/2059 (A)(B)	144	145
Verus Securitization Trust, Ser 2019-2, Cl A1
3.211%, 05/25/2059 (A)(B)	221	223
Verus Securitization Trust, Ser 2019-4, Cl A1
2.642%, 11/25/2059 (A)	270	275
Verus Securitization Trust, Ser 2020-1, Cl A1
2.417%, 01/25/2060 (A)	211	214
Verus Securitization Trust, Ser 2020-4, Cl A1
1.502%, 05/25/2065 (A)	290	291
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR2, Cl 1A1
3.692%, 03/25/2036 (B)	95	91
Wells Fargo Commercial Mortgage Trust, Ser 2012-LC5, Cl AS
3.539%, 10/15/2045	450	466
Wells Fargo Commercial Mortgage Trust, Ser 2015-NXS2, Cl A2
3.020%, 07/15/2058	511	519
Wells Fargo Commercial Mortgage Trust, Ser 2017-RC1, Cl A2
3.118%, 01/15/2060	559	570
Wells Fargo Mortgage-Backed Securities Trust, Ser 2019-2, Cl A3
4.000%, 04/25/2049 (A)(B)	1	1
WFRBS Commercial Mortgage Trust, Ser 2013-UBS1, Cl A2
2.927%, 03/15/2046	6	6
WinWater Mortgage Loan Trust, Ser 2015-5, Cl A5
3.500%, 08/20/2045 (A)(B)	274	274

		34,269

Total Mortgage-Backed Securities (Cost $48,119) ($ Thousands)		48,174

U.S. TREASURY OBLIGATIONS — 6.0%
U.S. Treasury Bills
0.140%, 08/12/2021 (C)(D)	940	939
0.140%, 10/07/2021 (D)	3,250	3,246
U.S. Treasury Notes
1.750%, 09/30/2022	4,650	4,792
1.250%, 10/31/2021	8,710	8,805
0.234%, VAR US Treasury 3 Month Bill Money Market Yield+0.139%, 04/30/2021	1,000	1,001

16	SEI Daily Income Trust / Quarterly Report / October 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2020

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
0.210%, VAR US Treasury 3 Month Bill Money Market Yield+0.115%, 01/31/2021	$695	$695

Total U.S. Treasury Obligations (Cost $19,375) ($ Thousands)		19,478

U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.1%
FFCB
1.900%, 06/24/2021	1,460	1,477
0.530%, 01/18/2022	2,250	2,259
FHLMC
0.450%, 07/28/2023	1,600	1,601
0.450%, 08/04/2023	1,575	1,572
0.375%, 06/08/2022	1,600	1,600
0.320%, 10/20/2022	1,600	1,599

Total U.S. Government Agency Obligations (Cost $10,099) ($ Thousands)		10,108

MUNICIPAL BONDS — 2.4%

California — 1.0%
Bay Area, Toll Authority, RB
2.075%, 04/01/2021	1,615	1,625
California State, GO Callable 10/01/2021 @ 100
0.928%, 04/01/2047 (E)	775	775
California State, Infrastructure & Economic Development Bank, AMT, RB Callable 07/01/2021 @ 100
0.450%, 01/01/2050 (A)(E)	530	530
University of California, Ser BF, RB
0.455%, 05/15/2022	130	130

		3,060

Florida — 0.1%
Florida State, Development Finance Authority, RB
1.645%, 04/01/2021	220	220

Illinois — 0.0%
Chicago, Transit Authority, Sales Tax Receipts Fund, Ser B, RB
1.708%, 12/01/2022	135	136

Nevada — 0.1%
Nevada State, Department of Business & Industry, AMT, RB Callable 07/01/2021 @ 100
0.500%, 01/01/2050 (A)(E)	225	225

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)

New York — 0.6%
Long Island, Power Authority, Ser C, RB Callable 06/01/2021 @ 100
0.659%, 03/01/2022	$440	$439
New York & New Jersey, Port Authority, Ser 208, RB
2.667%, 09/15/2021	1,510	1,538

		1,977

Texas — 0.6%
Central Texas, Turnpike System, Ser B, RB
1.980%, 08/15/2042 (E)	245	247
Dallas Fort Worth International Airport, Ser A, RB
1.837%, 11/01/2020	1,610	1,610
Houston, Texas Airport System Revenue, Ser C, RB
0.883%, 07/01/2022	100	100

		1,957

Total Municipal Bonds (Cost $7,540) ($ Thousands)		7,575

COMMERCIAL PAPER — 2.0%
Airbus
1.654%, 11/23/2020 (D)	2,150	2,150
Arabella
0.410%, 01/04/2021 (D)	1,625	1,624
Northwest National Gas
0.401%, 04/30/2021 (D)	1,700	1,697
Total Capital Canada 0.552%, 11/23/2020 (D)	850	850

Total Commercial Paper (Cost $6,318) ($ Thousands)		6,321

SOVEREIGN DEBT — 0.7%
Province of Quebec Canada
2.375%, 01/31/2022	2,300	2,358

Total Sovereign Debt (Cost $2,316) ($ Thousands)		2,358

SEI Daily Income Trust / Quarterly Report / October 31, 2020	17

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2020

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
REPURCHASE AGREEMENT — 0.6%
BNP Paribas
0.080%, dated 10/30/2020 to be repurchased on 11/02/2020, repurchase price $2,000,013 (collateralized by U.S. Government obligations, ranging in par value $48,560 - $1,785,540, 2.000% - 2.500%, 05/15/2027 - 07/01/2050; with total market value $2,040,029) (F)	$2,000	$2,000

Total Repurchase Agreement (Cost $2,000) ($ Thousands)		2,000

Total Investments in Securities — 98.7% (Cost $317,999) ($ Thousands)		$319,344

A list of the open futures contracts held by the Fund at October 31, 2020, is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
U.S. 10-Year Treasury Notes	(15)	Dec-2020	$(2,084)	$(2,073)	$11
U.S. 2-Year Treasury Notes	77	Jan-2021	17,007	17,005	(2)
U.S. 5-Year Treasury Notes	(6)	Jan-2021	(755)	(754)	1
U.S. Long Treasury Bond	(1)	Dec-2020	(176)	(172)	4

			$13,992	$14,006	$14

Percentages are based on Net Assets of $323,526 ($ Thousands).

(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On October 31, 2020, the value of these securities amounted to $137,521 ($ Thousands), representing 42.5% of the Net Assets of the Fund.

(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(C)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.

(D)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

(E)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.

(F)	Tri-Party Repurchase Agreement.

ARM – Adjustable Rate Mortgage

Cl – Class

CLO – Collateralized Loan Obligation

DAC – Designated Activity Company

FFCB – Federal Farm Credit Bank

FDIC – Federal Deposit Insurance Corporation

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

FREMF – Freddie Mac Multi-Family

GMAC – General Motors Acceptance Corporation

GNMA – Government National Mortgage Association

GO – General Obligation

ICE – Intercontinental Exchange

LIBOR – London Interbank Offered Rate

LLC – Limited Liability Company

MTN – Medium Term Note

PLC – Public Limited Company

RB – Revenue Bond

REMIC – Real Estate Mortgage Investment Conduit

Ser – Series

USD – United States Dollar

VAR – Variable Rate

18	SEI Daily Income Trust / Quarterly Report / October 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2020

Ultra Short Duration Bond Fund (Concluded)

The following is a summary of the inputs used as of October 31, 2020 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Corporate Obligations	–	113,034	–	113,034
Asset-Backed Securities	–	110,296	–	110,296
Mortgage-Backed Securities	–	48,174	–	48,174
U.S. Treasury Obligations	–	19,478	–	19,478
U.S. Government Agency Obligations	–	10,108	–	10,108
Municipal Bonds	–	7,575	–	7,575
Commercial Paper	–	6,321	–	6,321
Sovereign Debt	–	2,358	–	2,358
Repurchase Agreement	–	2,000	–	2,000

Total Investments in Securities	–	319,344	–	319,344

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	16	–	–	16
Unrealized Depreciation	(2)	–	–	(2)

Total Other Financial Instruments	14	–	–	14

* Futures contracts are valued at the net unrealized appreciation/(depreciation) on the instruments.

For the period ended October 31, 2020, there were no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Daily Income Trust / Quarterly Report / October 31, 2020	19

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2020

Short Duration Government Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES — 66.2%

Agency Mortgage-Backed Obligations — 66.2%
FHLMC
4.500%, 02/01/2022 to 12/01/2039	$3,302	$3,614
3.830%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.200%, 05/01/2024	4	4
3.749%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.362%, 06/01/2024	3	3
3.500%, 01/01/2029 to 05/01/2034	17,301	18,692
3.437%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.144%, 12/01/2023	13	13
3.280%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.174%, 12/01/2023	167	168
3.222%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.252%, 04/01/2029	6	6
3.000%, 11/01/2036 to 12/01/2046	14,528	15,266
2.736%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.254%, 07/01/2024	5	5
2.683%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.210%, 06/01/2024	2	2
FHLMC Multifamily Structured Pass-Through Certificates, Ser K052, Cl A1
2.598%, 01/25/2025	8,194	8,536
FHLMC Multifamily Structured Pass-Through Certificates, Ser K066, Cl X1, IO
0.750%, 06/25/2027 (A)	18,164	795
FHLMC Multifamily Structured Pass-Through Certificates, Ser K737, Cl X1, IO
0.638%, 10/25/2026 (A)	23,725	786
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF35, Cl A
0.498%, VAR ICE LIBOR USD 1 Month+0.350%, 08/25/2024	3,637	3,638
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF60, Cl A
0.638%, VAR ICE LIBOR USD 1 Month+0.490%, 02/25/2026	8,448	8,507
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF62, Cl A
0.628%, VAR ICE LIBOR USD 1 Month+0.480%, 04/25/2026	15,514	15,610
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF72, Cl A
0.648%, VAR ICE LIBOR USD 1 Month+0.500%, 11/25/2026	6,818	6,857

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC REMIC, Ser 2002-42, Cl A5
7.500%, 02/25/2042	$254	$313
FHLMC REMIC, Ser 2003-2571, Cl FY
0.898%, VAR ICE LIBOR USD 1 Month+0.750%, 12/15/2032	3,268	3,323
FHLMC REMIC, Ser 2006-3148, Cl CF
0.548%, VAR ICE LIBOR USD 1 Month+0.400%, 02/15/2034	139	140
FHLMC REMIC, Ser 2006-3153, Cl FX
0.498%, VAR ICE LIBOR USD 1 Month+0.350%, 05/15/2036	98	99
FHLMC REMIC, Ser 2006-3174, Cl FA
0.448%, VAR ICE LIBOR USD 1 Month+0.300%, 04/15/2036	2,079	2,079
FHLMC REMIC, Ser 2006-3219, Cl EF
0.548%, VAR ICE LIBOR USD 1 Month+0.400%, 04/15/2032	2,697	2,715
FHLMC REMIC, Ser 2007-3339, Cl HF
0.668%, VAR ICE LIBOR USD 1 Month+0.520%, 07/15/2037	2,693	2,723
FHLMC REMIC, Ser 2010-3628, Cl PJ
4.500%, 01/15/2040	1,188	1,313
FHLMC REMIC, Ser 2011-3788, Cl FA
0.678%, VAR ICE LIBOR USD 1 Month+0.530%, 01/15/2041	4,167	4,120
FHLMC REMIC, Ser 2011-3795, Cl EB
2.500%, 10/15/2039	49	50
FHLMC REMIC, Ser 2011-3930, Cl AI, IO
3.500%, 09/15/2026	349	22
FHLMC REMIC, Ser 2012-4018, Cl AI, IO
3.500%, 03/15/2027	542	31
FHLMC REMIC, Ser 2012-4030, Cl FD
0.498%, VAR ICE LIBOR USD 1 Month+0.350%, 02/15/2041	4,888	4,897
FHLMC REMIC, Ser 2012-4032, Cl CI, IO
3.500%, 06/15/2026	703	21
FHLMC REMIC, Ser 2012-4060, Cl TI, IO
2.500%, 12/15/2026	881	31
FHLMC REMIC, Ser 2012-4083, Cl DI, IO
4.000%, 07/15/2027	302	23
FHLMC REMIC, Ser 2012-4117, Cl P
1.250%, 07/15/2042	3,738	3,794
FHLMC REMIC, Ser 2012-4142, Cl PT
1.250%, 12/15/2027	2,700	2,737
FHLMC REMIC, Ser 2012-4146, Cl AB
1.125%, 12/15/2027	3,120	3,150
FHLMC REMIC, Ser 2013-4170, Cl QI, IO
3.000%, 05/15/2032	808	41
FHLMC REMIC, Ser 2013-4176, Cl KI, IO
4.000%, 03/15/2028	912	58
FHLMC REMIC, Ser 2013-4178, Cl MI, IO
2.500%, 03/15/2028	465	25

SEI Daily Income Trust / Quarterly Report / October 31, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2020

Short Duration Government Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC REMIC, Ser 2013-4178, Cl BI, IO
3.000%, 03/15/2033	$666	$65
FHLMC REMIC, Ser 2013-4182, Cl IE, IO
2.500%, 03/15/2028	417	24
FHLMC REMIC, Ser 2013-4195, Cl AI, IO
3.000%, 04/15/2028	1,150	82
FHLMC REMIC, Ser 2013-4199, Cl QI, IO
2.500%, 05/15/2028	679	43
FHLMC REMIC, Ser 2013-4220, Cl IE, IO
4.000%, 06/15/2028	513	36
FHLMC REMIC, Ser 2013-4223, Cl AL
3.000%, 08/15/2042	2,399	2,524
FHLMC REMIC, Ser 2014-4314, Cl GA
3.000%, 12/15/2039	1,712	1,735
FHLMC REMIC, Ser 2014-4340, Cl MI, IO
4.500%, 02/15/2027	2,884	228
FHLMC REMIC, Ser 2014-4419, Cl CW
2.500%, 10/15/2037	7,102	7,344
FHLMC REMIC, Ser 2015-4484, Cl Cl, IO
4.000%, 07/15/2030	1,034	99
FHLMC REMIC, Ser 2016-4620, Cl IO, IO
5.000%, 09/15/2033	971	169
FHLMC REMIC, Ser 2017-4650, Cl LP
3.000%, 09/15/2045	1,167	1,220
FHLMC REMIC, Ser 2017-4661, Cl HA
3.000%, 05/15/2043	5,483	5,659
FHLMC REMIC, Ser 2017-4664, Cl HA
3.500%, 08/15/2043	10,460	10,794
FHLMC REMIC, Ser 2017-4666, Cl A
3.000%, 03/15/2040	1,034	1,047
FHLMC REMIC, Ser 2017-4673, Cl HA
3.500%, 11/15/2043	9,422	9,734
FHLMC REMIC, Ser 2017-4709, Cl AB
3.000%, 08/15/2047	1,176	1,271
FHLMC REMIC, Ser 2018-4820, Cl JI, IO
5.000%, 02/15/2048	1,241	223
FHLMC REMIC, Ser 2019-4860, Cl A
3.500%, 08/15/2044	337	340
FHLMC REMIC, Ser 2020-4978, Cl MI, IO
4.000%, 05/25/2040	4,557	558
FHLMC, Ser 2013-303, Cl C16, IO
3.500%, 01/15/2043	2,889	440
FHLMC, Ser 2013-303, Cl C2, IO
3.500%, 01/15/2028	1,835	136
FNMA
7.000%, 06/01/2037	4	4
6.500%, 05/01/2026 to 01/01/2036	100	115
6.000%, 02/01/2023 to 09/01/2024	339	352
5.500%, 10/01/2021 to 06/01/2038	221	255
4.503%, 04/01/2021 (A)	698	698
4.500%, 04/01/2026 to 08/01/2044	7,497	8,377
4.330%, 07/01/2021	3,331	3,360

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
4.311%, 07/01/2021 (A)	$274	$275
4.295%, 06/01/2021	3,366	3,414
4.230%, 01/01/2021	4,234	4,233
4.168%, 09/01/2021 (A)	258	261
4.160%, 07/01/2021	475	483
4.050%, 01/01/2021	1,000	1,000
4.000%, 05/01/2026 to 04/01/2042	8,748	9,462
3.980%, 07/01/2021 to 08/01/2021	8,734	8,839
3.890%, 10/01/2023	818	882
3.850%, 01/01/2024	541	587
3.840%, 08/01/2021	6,240	6,304
3.810%, 11/01/2023	89	96
3.750%, 06/01/2022 to 09/01/2023	3,087	3,269
3.734%, 07/01/2022 (A)	1,988	2,011
3.650%, 08/01/2023	97	104
3.643%, 12/01/2020 (A)	2,592	2,592
3.500%, 10/01/2027 to 02/01/2045	29,622	31,645
3.245%, 01/01/2022 (A)	702	714
3.182%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.250%, 08/01/2029	105	105
3.155%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.888%, 12/01/2029	21	21
3.150%, 01/01/2027	1,457	1,624
3.070%, 06/01/2027	950	1,052
3.000%, 09/01/2027 to 02/01/2031	898	941
2.970%, 12/01/2022	3,291	3,429
2.960%, 04/01/2022 to 01/01/2027 (A)	1,377	1,504
2.940%, 06/01/2022	282	289
2.929%, VAR ICE LIBOR USD 6 Month+1.600%, 08/01/2027	44	44
2.871%, VAR ICE LIBOR USD 6 Month+1.814%, 09/01/2024	87	87
2.830%, 06/01/2022	166	170
2.740%, 04/01/2022	131	134
2.580%, 08/01/2022	2,112	2,167
2.570%, 01/01/2023	1,836	1,890
2.540%, 03/01/2023	599	620
2.470%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.084%, 05/01/2028	5	5
2.450%, 11/01/2022	393	404
2.410%, 07/01/2021	135	135
2.360%, 04/01/2022	4,600	4,682
2.280%, 11/01/2022	1,140	1,167
2.220%, 12/01/2022	1,324	1,358
2.150%, 05/01/2022	4,427	4,502
2.050%, 11/01/2023	1,224	1,277
0.498%, VAR ICE LIBOR USD 1 Month+0.350%, 01/01/2023	730	729

2	SEI Daily Income Trust / Quarterly Report / October 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2020

Short Duration Government Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC, Ser 1992-61, Cl FA
0.799%, VAR ICE LIBOR USD 1 Month+0.650%, 10/25/2022	$5	$5
FNMA REMIC, Ser 1993-32, Cl H
6.000%, 03/25/2023	4	4
FNMA REMIC, Ser 1993-5, Cl Z
6.500%, 02/25/2023	2	2
FNMA REMIC, Ser 1994-77, Cl FB
1.649%, VAR ICE LIBOR USD 1 Month+1.500%, 04/25/2024	1	1
FNMA REMIC, Ser 2002-53, Cl FK
0.549%, VAR ICE LIBOR USD 1 Month+0.400%, 04/25/2032	64	65
FNMA REMIC, Ser 2003-76, Cl CA
3.750%, 07/25/2033	9	9
FNMA REMIC, Ser 2006-76, Cl QF
0.549%, VAR ICE LIBOR USD 1 Month+0.400%, 08/25/2036	331	333
FNMA REMIC, Ser 2006-79, Cl DF
0.499%, VAR ICE LIBOR USD 1 Month+0.350%, 08/25/2036	260	261
FNMA REMIC, Ser 2007-47, Cl DA
5.600%, 05/25/2037	355	409
FNMA REMIC, Ser 2007-64, Cl FB
0.519%, VAR ICE LIBOR USD 1 Month+0.370%, 07/25/2037	1,893	1,910
FNMA REMIC, Ser 2008-16, Cl FA
0.849%, VAR ICE LIBOR USD 1 Month+0.700%, 03/25/2038	1,260	1,283
FNMA REMIC, Ser 2009-110, Cl FD
0.899%, VAR ICE LIBOR USD 1 Month+0.750%, 01/25/2040	4,543	4,632
FNMA REMIC, Ser 2009-112, Cl FM
0.899%, VAR ICE LIBOR USD 1 Month+0.750%, 01/25/2040	2,792	2,848
FNMA REMIC, Ser 2009-82, Cl FD
0.999%, VAR ICE LIBOR USD 1 Month+0.850%, 10/25/2039	3,982	4,072
FNMA REMIC, Ser 2009-82, Cl FC
1.069%, VAR ICE LIBOR USD 1 Month+0.920%, 10/25/2039	3,397	3,490
FNMA REMIC, Ser 2010-4, Cl PL
4.500%, 02/25/2040	1,115	1,208
FNMA REMIC, Ser 2010-56, Cl AF
0.698%, VAR ICE LIBOR USD 1 Month+0.550%, 06/25/2040	3,173	3,173
FNMA REMIC, Ser 2011-113, Cl ZL
4.000%, 11/25/2041	3,451	3,749
FNMA REMIC, Ser 2012-103, Cl HB
1.500%, 09/25/2027	3,701	3,771
FNMA REMIC, Ser 2012-111, Cl NI, IO
3.500%, 10/25/2027	1,121	83

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC, Ser 2012-140, Cl PA
2.000%, 12/25/2042	$7,236	$7,430
FNMA REMIC, Ser 2012-27, Cl PI, IO
4.500%, 02/25/2042	3,299	388
FNMA REMIC, Ser 2012-43, Cl AI, IO
3.500%, 04/25/2027	5,439	363
FNMA REMIC, Ser 2012-47, Cl QI, IO
5.475%, 05/25/2042 (A)	184	16
FNMA REMIC, Ser 2012-53, Cl BI, IO
3.500%, 05/25/2027	664	46
FNMA REMIC, Ser 2012-70, Cl IW, IO
3.000%, 02/25/2027	1,427	66
FNMA REMIC, Ser 2012-93, Cl IL, IO
3.000%, 09/25/2027	626	40
FNMA REMIC, Ser 2012-97, Cl JI, IO
3.000%, 07/25/2027	1,599	88
FNMA REMIC, Ser 2012-98, Cl BI, IO
6.000%, 01/25/2042	2,031	277
FNMA REMIC, Ser 2013-10, Cl YA
1.250%, 02/25/2028	4,871	4,945
FNMA REMIC, Ser 2013-12, Cl P
1.750%, 11/25/2041	1,064	1,073
FNMA REMIC, Ser 2013-121, Cl FA
0.549%, VAR ICE LIBOR USD 1 Month+0.400%, 12/25/2043	21,084	21,227
FNMA REMIC, Ser 2013-130, Cl FQ
0.349%, VAR ICE LIBOR USD 1 Month+0.200%, 06/25/2041	3,880	3,877
FNMA REMIC, Ser 2013-4, Cl JB
1.250%, 02/25/2028	2,966	3,000
FNMA REMIC, Ser 2013-4, Cl CB
1.250%, 02/25/2028	4,807	4,863
FNMA REMIC, Ser 2013-41, Cl A
1.750%, 05/25/2040	4,632	4,688
FNMA REMIC, Ser 2013-9, Cl PT
1.250%, 02/25/2028	2,385	2,412
FNMA REMIC, Ser 2014-50, Cl SC, IO
2.952%, 08/25/2044 (A)	2,145	133
FNMA REMIC, Ser 2015-21, Cl WI, IO
2.613%, 04/25/2055 (A)	1,596	91
FNMA REMIC, Ser 2015-41, Cl AG
3.000%, 09/25/2034	1,838	1,920
FNMA REMIC, Ser 2015-42, Cl AI, IO
2.544%, 06/25/2055 (A)	1,871	111
FNMA REMIC, Ser 2015-5, Cl CP
3.000%, 06/25/2043	1,755	1,845
FNMA REMIC, Ser 2015-68, Cl JI, IO
3.500%, 08/25/2030	363	30
FNMA REMIC, Ser 2015-68, Cl HI, IO
3.500%, 09/25/2035	778	86
FNMA REMIC, Ser 2015-75, Cl DB
3.000%, 08/25/2035	3,575	3,800

SEI Daily Income Trust / Quarterly Report / October 31, 2020	3

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2020

Short Duration Government Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC, Ser 2016-25, Cl A
3.000%, 11/25/2042	$1,549	$1,603
FNMA REMIC, Ser 2016-3, Cl JI, IO
3.500%, 02/25/2031	703	45
FNMA REMIC, Ser 2016-42, Cl DA
3.000%, 07/25/2045	1,037	1,086
FNMA REMIC, Ser 2016-71, Cl IN, IO
3.500%, 10/25/2046	777	124
FNMA REMIC, Ser 2017-15, Cl BC
3.250%, 11/25/2043	4,836	5,025
FNMA REMIC, Ser 2017-34, Cl JK
3.000%, 05/25/2047	1,539	1,593
FNMA REMIC, Ser 2017-35, Cl AH
3.500%, 04/25/2053	5,401	5,569
FNMA REMIC, Ser 2017-47, Cl AB
2.500%, 10/25/2041	8,829	8,996
FNMA REMIC, Ser 2017-68, Cl IB, IO
4.500%, 09/25/2047	4,188	590
FNMA REMIC, Ser 2017-68, Cl BI, IO
6.000%, 09/25/2047	1,551	346
FNMA REMIC, Ser 2018-13, Cl MP
3.500%, 12/25/2057	4,875	5,248
FNMA REMIC, Ser 2018-38, Cl PC
3.500%, 03/25/2045	2,898	2,974
FNMA REMIC, Ser 2018-55, Cl PA
3.500%, 01/25/2047	3,570	3,675
FNMA REMIC, Ser 2018-70, Cl HA
3.500%, 10/25/2056	3,196	3,426
FNMA REMIC, Ser 2018-77, Cl PA
3.500%, 02/25/2048	1,303	1,366
FNMA REMIC, Ser 2019-28, Cl JA
3.500%, 06/25/2059	4,449	4,940
FNMA REMIC, Ser 2019-6, Cl GJ
3.000%, 02/25/2049	2,102	2,232
FNMA REMIC, Ser 2020-1, Cl AC
3.500%, 08/25/2058	5,993	6,488
FNMA REMIC, Ser 2020-26, Cl AI, IO
3.000%, 04/25/2033	6,966	480
FNMA REMIC, Ser 2020-26, Cl IA, IO
3.500%, 11/25/2039	7,002	743
FNMA REMIC, Ser 2020-4, Cl AP
2.500%, 02/25/2050	5,902	6,061
FNMA, Ser 2009-397, Cl 6
2.000%, 09/25/2039	1,543	1,599
FNMA, Ser 2012-410, Cl C6, IO
4.000%, 05/25/2027	1,007	63
FNMA, Ser 2013-418, Cl C16, IO
4.500%, 08/25/2043	3,695	576
FNMA, Ser 2017-M13, Cl FA
0.561%, VAR ICE LIBOR USD 1 Month+0.400%, 10/25/2024	967	964

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA, Ser 2017-M5, Cl FA
0.651%, VAR ICE LIBOR USD 1 Month+0.490%, 04/25/2024	$655	$655
FNMA, Ser 2018- M12, Cl FA
0.550%, VAR ICE LIBOR USD 1 Month+0.400%, 08/25/2025	858	856
FNMA, Ser 2018-M5, Cl A2
3.560%, 09/25/2021 (A)	3,677	3,705
FNMA, Ser 2019-M21, Cl X1, IO
1.568%, 05/25/2029 (A)	14,622	1,403
GNMA
6.500%, 08/15/2037 to 02/20/2039	198	224
6.000%, 01/15/2024 to 06/15/2041	3,634	4,310
5.500%, 10/15/2034 to 02/15/2041	1,527	1,790
5.000%, 09/15/2039 to 04/15/2041	967	1,114
4.500%, 09/20/2049	5,547	5,948
4.000%, 07/15/2041 to 08/15/2041	93	101
GNMA TBA
4.500%, 11/15/2039	6,950	7,454
GNMA, Ser 2003-86, Cl ZD
5.500%, 10/20/2033	3,421	3,941
GNMA, Ser 2010-116, Cl GW
3.000%, 12/20/2039	2,487	2,542
GNMA, Ser 2010-26, Cl JI, IO
5.000%, 02/16/2040	2,495	455
GNMA, Ser 2010-57, Cl TI, IO
5.000%, 05/20/2040	1,052	239
GNMA, Ser 2010-68, Cl WA
3.000%, 12/16/2039	1,860	1,965
GNMA, Ser 2011-131, Cl PC
3.500%, 12/20/2040	406	417
GNMA, Ser 2012-126, Cl IO, IO
3.500%, 10/20/2042	3,054	431
GNMA, Ser 2012-36, Cl AB
3.000%, 10/20/2040	927	973
GNMA, Ser 2012-51, Cl GI, IO
3.500%, 07/20/2040	718	42
GNMA, Ser 2012-51, Cl AB
1.500%, 07/20/2040	987	996
GNMA, Ser 2012-84, Cl TE
1.500%, 03/20/2042	2,610	2,656
GNMA, Ser 2013-129, Cl AF
0.551%, VAR ICE LIBOR USD 1 Month+0.400%, 10/20/2039	5,516	5,523
GNMA, Ser 2013-166, Cl DA
3.500%, 06/20/2040	974	1,030
GNMA, Ser 2013-26, Cl IK, IO
3.000%, 02/16/2043	547	71
GNMA, Ser 2013-47, Cl IA, IO
4.000%, 03/20/2043	589	99
GNMA, Ser 2013-51, Cl IB, IO
3.500%, 03/20/2027	774	59

4	SEI Daily Income Trust / Quarterly Report / October 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2020

Short Duration Government Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 2014-4, Cl BI, IO
4.000%, 01/20/2044	$261	$46
GNMA, Ser 2014-46, Cl IO, IO
5.000%, 03/16/2044	1,011	153
GNMA, Ser 2014-55, Cl LB
2.500%, 10/20/2040	465	486
GNMA, Ser 2014-56, Cl BP
2.500%, 12/16/2039	2,282	2,390
GNMA, Ser 2015-119, Cl ND
2.500%, 12/20/2044	5,248	5,398
GNMA, Ser 2015-126, Cl GI, IO
3.500%, 02/16/2027	325	22
GNMA, Ser 2015-126, Cl HI, IO
4.000%, 12/16/2026	199	13
GNMA, Ser 2015-132, Cl EI, IO
6.000%, 09/20/2045	1,873	375
GNMA, Ser 2015-165, Cl I, IO
3.500%, 07/20/2043	1,729	195
GNMA, Ser 2015-17, Cl BI, IO
3.500%, 05/20/2043	241	32
GNMA, Ser 2015-185, Cl GI, IO
3.500%, 02/20/2041	1,046	52
GNMA, Ser 2015-40, Cl PA
2.000%, 04/20/2044	4,015	4,079
GNMA, Ser 2015-53, Cl IA, IO
4.500%, 04/20/2045	1,007	177
GNMA, Ser 2015-63, Cl PB
1.750%, 09/20/2043	413	422
GNMA, Ser 2016-126, Cl KI, IO
3.000%, 09/20/2028	757	53
GNMA, Ser 2016-167, Cl AI, IO
5.500%, 03/20/2039	2,099	349
GNMA, Ser 2016-23, Cl CI, IO
3.500%, 04/20/2042	1,955	144
GNMA, Ser 2016-42, Cl EI, IO
6.000%, 02/20/2046	1,614	328
GNMA, Ser 2016-49, Cl PI, IO
4.500%, 11/16/2045	2,354	424
GNMA, Ser 2016-99, Cl LI, IO
4.000%, 05/20/2029	3,231	220
GNMA, Ser 2017-107, Cl JI, IO
4.000%, 03/20/2047	2,157	272
GNMA, Ser 2017-134, Cl BI, IO
5.000%, 09/16/2047	404	70
GNMA, Ser 2017-2, Cl AI, IO
5.000%, 01/16/2047	560	103
GNMA, Ser 2017-26, Cl KI, IO
6.000%, 09/20/2040	2,011	371
GNMA, Ser 2017-26, Cl IA, IO
5.500%, 02/16/2047	1,737	308
GNMA, Ser 2017-26, Cl IB, IO
5.500%, 02/20/2047	1,090	212

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 2018-127, Cl PB
3.000%, 09/20/2047	$5,106	$5,333
GNMA, Ser 2018-38, Cl AB
3.500%, 01/20/2048	4,702	5,082
GNMA, Ser 2018-72, Cl ID, IO
4.500%, 08/20/2045	5,319	910
GNMA, Ser 2019-43, Cl IA, IO
4.500%, 05/20/2048	3,312	469
GNMA, Ser 2019-5, Cl JI, IO
5.000%, 07/16/2044	2,268	308
GNMA, Ser 2020-17, Cl EI, IO
5.000%, 02/20/2050	3,947	718
UMBS TBA
6.000%, 11/01/2037	2,200	2,455
2.000%, 11/17/2050	8,625	9,069
1.500% - 4.500%, 11/12/2039 to 11/17/2050	16,470	15,463

Total Mortgage-Backed Securities (Cost $533,380) ($ Thousands)		541,081

U.S. TREASURY OBLIGATIONS — 24.8%
U.S. Treasury Notes
2.750%, 09/15/2021	23,450	23,980
2.375%, 03/15/2022	39,088	40,279
2.250%, 04/15/2022 (B)	39,259	40,460
2.000%, 10/31/2021	9,600	9,776
1.500%, 09/30/2021	39,996	40,490
1.125%, 09/30/2021	47,375	47,801

Total U.S. Treasury Obligations (Cost $200,670) ($ Thousands)		202,786

REPURCHASE AGREEMENTS — 13.9%
BNP Paribas
0.080%, dated 10/30/2020 to be repurchased on 11/02/2020, repurchase price $61,300,409 (collateralized by U.S. Government obligations, ranging in par value $100 - $24,693,800, 1.875% - 8.125%, 02/15/2021 - 10/20/2050; with total market value $62,526,038) (C)	61,300	61,300

SEI Daily Income Trust / Quarterly Report / October 31, 2020	5

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2020

Short Duration Government Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
REPURCHASE AGREEMENTS (continued)
Deutsche Bank
0.090%, dated 10/30/2020 to be repurchased on 11/02/2020, repurchase price $52,500,394 (collateralized by a U.S. Government obligation, par value $53,555,500, 0.000%, 12/10/2020; with total market value $53,550,037) (C)	$52,500	$52,500

Total Repurchase Agreements (Cost $113,800) ($ Thousands)		113,800

Total Investments in Securities —104.9% (Cost $847,850) ($ Thousands)		$857,667

A list of the open futures contracts held by the Fund at October 31, 2020, is as follows:

Type of Contract	Number of Contracts Long/ (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
U.S. 10-Year Treasury Notes	211	Dec-2020	$29,366	$29,164	$(202)
U.S. 2-Year Treasury Notes	1,575	Jan-2021	347,894	347,829	(65)
U.S. 5-Year Treasury Notes	461	Jan-2021	58,003	57,902	(101)
U.S. Long Treasury Bond	(76)	Dec-2020	(13,367)	(13,108)	259
Ultra 10-Year U.S. Treasury Notes	(44)	Dec-2020	(7,002)	(6,920)	82

			$414,894	$414,867	$(27)

Percentages are based on Net Assets of $817,734 ($ Thousands).

(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(B)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.

(C)	Tri-Party Repurchase Agreement.

Cl — Class

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

IO — Interest Only — face amount represents notional amount.

LIBOR— London Interbank Offered Rate

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

TBA — To Be Announced

UMBS — Uniform Mortgage Backed Securities

USD — United States Dollar

VAR — Variable Rate

The following is a summary of the inputs used as of October 31, 2020 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Mortgage-Backed Securities	–	541,081	–	541,081
U.S. Treasury Obligations	–	202,786	–	202,786
Repurchase Agreements	–	113,800	–	113,800

Total Investments in Securities	–	857,667	–	857,667

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	341	–	–	341
Unrealized Depreciation	(368)	–	–	(368)

Total Other Financial Instruments	(27)	–	–	(27)

* Futures contracts are valued at the net unrealized appreciation/(depreciation) on the instruments.

For the period ended October 31, 2020, there were no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

6	SEI Daily Income Trust / Quarterly Report / October 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2020

GNMA Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES — 99.2%
Agency Mortgage-Backed Obligations — 97.3%
FHLMC
5.000%, 09/01/2029	$150	$164
3.650%, 04/01/2030	312	364
FHLMC Multifamily Structured Pass Through Certificates, Ser K118, Cl X1, IO
1.055%, 10/25/2053 (A)	1,523	122
FHLMC Multifamily Structured Pass-Through Certificates, Ser K066, Cl X1, IO
0.750%, 06/25/2027 (A)	1,655	72
FHLMC Multifamily Structured Pass-Through Certificates, Ser K737, Cl X1, IO
0.638%, 10/25/2026 (A)	2,162	72
FHLMC REMIC, Ser 2011-3930, Cl AI, IO
3.500%, 09/15/2026	232	15
FHLMC REMIC, Ser 2012-4018, Cl AI, IO
3.500%, 03/15/2027	363	21
FHLMC REMIC, Ser 2012-4032, Cl CI, IO
3.500%, 06/15/2026	469	14
FHLMC REMIC, Ser 2012-4060, Cl TI, IO
2.500%, 12/15/2026	569	20
FHLMC REMIC, Ser 2013-4166, Cl PI, IO
3.500%, 03/15/2041	384	24
FHLMC REMIC, Ser 2013-4176, Cl KI, IO
4.000%, 03/15/2028	604	39
FHLMC REMIC, Ser 2013-4178, Cl MI, IO
2.500%, 03/15/2028	321	17
FHLMC REMIC, Ser 2013-4182, Cl IE, IO
2.500%, 03/15/2028	289	16
FHLMC REMIC, Ser 2013-4199, Cl QI, IO
2.500%, 05/15/2028	442	28
FHLMC REMIC, Ser 2015-4446, Cl BI, IO
6.500%, 04/15/2039	307	69
FHLMC REMIC, Ser 2015-4484, Cl Cl, IO
4.000%, 07/15/2030	650	62
FHLMC REMIC, Ser 2016-4624, Cl BI, IO
5.500%, 04/15/2036	191	36
FHLMC REMIC, Ser 2016-4636, Cl BI, IO
5.500%, 05/15/2040	329	72
FHLMC REMIC, Ser 2017-4731, Cl LB
3.000%, 11/15/2047	167	183
FHLMC REMIC, Ser 2018-4820, Cl JI, IO
5.000%, 02/15/2048	112	20
FHLMC REMIC, Ser 2020-4978, Cl MI, IO
4.000%, 05/25/2040	424	52
FHLMC, Ser 2014-324, Cl C18, IO
4.000%, 12/15/2033	491	59
FNMA
8.000%, 03/01/2027 to 07/01/2028	17	19
7.000%, 08/01/2029 to 09/01/2032	39	41
6.500%, 09/01/2032	38	44
5.000%, 03/01/2049 to 04/01/2049	360	396

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
3.260%, 06/01/2027	$178	$199
3.230%, 02/01/2027	141	158
FNMA REMIC, Ser 1992-105, Cl B
7.000%, 06/25/2022	2	2
FNMA REMIC, Ser 2010-126, Cl NI, IO
5.500%, 11/25/2040	284	46
FNMA REMIC, Ser 2012-53, Cl BI, IO
3.500%, 05/25/2027	81	6
FNMA REMIC, Ser 2012-93, Cl IL, IO
3.000%, 09/25/2027	407	26
FNMA REMIC, Ser 2012-98, Cl BI, IO
6.000%, 01/25/2042	199	27
FNMA REMIC, Ser 2014-68, Cl ID, IO
3.500%, 03/25/2034	775	54
FNMA REMIC, Ser 2015-21, Cl WI, IO
2.613%, 04/25/2055 (A)	199	11
FNMA REMIC, Ser 2016-3, Cl JI, IO
3.500%, 02/25/2031	90	6
FNMA REMIC, Ser 2016-71, Cl IN, IO
3.500%, 10/25/2046	97	15
FNMA REMIC, Ser 2017-110, Cl PB
3.000%, 02/25/2057	79	86
FNMA REMIC, Ser 2017-68, Cl IB, IO
4.500%, 09/25/2047	333	47
FNMA REMIC, Ser 2018-13, Cl MP
3.500%, 12/25/2057	496	534
FNMA REMIC, Ser 2018-25, Cl AL
3.500%, 04/25/2048	49	55
FNMA REMIC, Ser 2018-45, Cl AB
3.000%, 06/25/2048	133	140
FNMA REMIC, Ser 2019-31, Cl CB
3.000%, 07/25/2049	300	332
FNMA REMIC, Ser 2019-9, Cl CL
3.500%, 04/25/2048	652	725
FNMA REMIC, Ser 2020-26, Cl IA, IO
3.500%, 11/25/2039	612	65
FNMA, Ser 2012-410, Cl C8, IO
4.000%, 04/25/2032	668	73
FNMA, Ser 2012-410, Cl C6, IO
4.000%, 05/25/2027	142	9
FNMA, Ser 2019-M21, Cl X1, IO
1.568%, 05/25/2029 (A)	1,351	130
FNMA, Ser 2020-M2, Cl X, IO
0.346%, 01/25/2030 (A)	910	19
GNMA
9.000%, 05/15/2022	3	3
8.000%, 01/15/2022 to 03/15/2032	88	96
7.750%, 10/15/2026	15	17
7.500%, 02/15/2027 to 10/15/2035	75	83
7.250%, 01/15/2028	12	12
7.000%, 11/15/2031 to 11/15/2033	801	927
6.750%, 11/15/2027	6	6

SEI Daily Income Trust / Quarterly Report / October 31, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2020

GNMA Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
6.500%, 10/15/2023 to 10/15/2038	$272	$319
6.000%, 12/15/2027 to 12/15/2040	648	752
5.500%, 01/15/2033 to 02/15/2041	1,073	1,238
5.000%, 06/15/2033 to 01/20/2045	2,415	2,758
4.500%, 08/15/2033 to 06/20/2048	3,093	3,416
4.000%, 01/15/2041 (B)	544	592
4.000%, 03/20/2040 to 07/20/2048	6,967	7,628
3.875%, 05/15/2042 to 08/15/2042	1,466	1,604
3.500%, 03/20/2041 to 04/20/2050	16,802	18,018
3.000%, 10/15/2042 to 11/20/2050	24,956	26,213
2.500%, 07/20/2045 to 12/20/2046	1,278	1,348
GNMA TBA
4.500% - 5.500%, 11/01/2033 to 11/15/2039	1,175	1,212
4.000%, 11/01/2035	4,805	5,111
3.500%, 11/15/2041	6,402	6,748
3.000%, 11/01/2042 to 12/01/2042	5,341	5,574
2.500% - 5.000%, 05/09/2026 to 11/15/2050	3,421	3,474
2.000%, 11/15/2050	2,730	2,836
GNMA, Ser 2010-26, Cl JI, IO
5.000%, 02/16/2040	499	91
GNMA, Ser 2010-57, Cl TI, IO
5.000%, 05/20/2040	491	112
GNMA, Ser 2011-131, Cl PZ
3.500%, 12/20/2040	283	308
GNMA, Ser 2012-113, Cl BZ
3.000%, 09/16/2042	206	229
GNMA, Ser 2012-126, Cl IO, IO
3.500%, 10/20/2042	382	54
GNMA, Ser 2012-140, Cl LD
1.750%, 10/20/2042	519	534
GNMA, Ser 2012-42, Cl QZ
3.000%, 03/20/2042	370	398
GNMA, Ser 2012-51, Cl GI, IO
3.500%, 07/20/2040	488	28
GNMA, Ser 2012-69, Cl AI, IO
4.500%, 05/16/2027	150	10
GNMA, Ser 2012-91, Cl NC
3.000%, 05/20/2042	472	515
GNMA, Ser 2013-187, Cl PE
2.000%, 09/20/2043	575	597
GNMA, Ser 2013-26, Cl IK, IO
3.000%, 02/16/2043	361	47
GNMA, Ser 2013-47, Cl IA, IO
4.000%, 03/20/2043	400	67
GNMA, Ser 2013-79, Cl BZ
3.000%, 05/20/2043	335	370
GNMA, Ser 2013-99, Cl AX
3.000%, 07/20/2043	119	127
GNMA, Ser 2014-119, Cl ZK
3.500%, 08/16/2044	22	24

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 2014-122, Cl IP, IO
3.500%, 08/16/2029	$550	$43
GNMA, Ser 2014-133, Cl EP
3.500%, 09/20/2044	251	275
GNMA, Ser 2014-144, Cl BI, IO
3.000%, 09/16/2029	188	14
GNMA, Ser 2014-21, Cl DI, IO
4.000%, 04/16/2026	699	45
GNMA, Ser 2014-72, Cl ML
3.500%, 03/20/2044	433	470
GNMA, Ser 2015-165, Cl I, IO
3.500%, 07/20/2043	869	98
GNMA, Ser 2015-168, Cl MI, IO
5.500%, 10/20/2037	575	102
GNMA, Ser 2015-17, Cl BI, IO
3.500%, 05/20/2043	676	91
GNMA, Ser 2015-18, Cl IC, IO
3.500%, 02/16/2030	464	37
GNMA, Ser 2015-185, Cl GI, IO
3.500%, 02/20/2041	719	36
GNMA, Ser 2015-24, Cl CI, IO
3.500%, 02/20/2045	268	41
GNMA, Ser 2015-53, Cl IA, IO
4.500%, 04/20/2045	539	95
GNMA, Ser 2015-62, Cl CI, IO
4.500%, 05/20/2045	340	60
GNMA, Ser 2015-63, Cl PB
1.750%, 09/20/2043	123	125
GNMA, Ser 2015-84, Cl IO, IO
3.500%, 05/16/2042	378	67
GNMA, Ser 2016-126, Cl KI, IO
3.000%, 09/20/2028	520	36
GNMA, Ser 2016-136, Cl A
3.000%, 07/20/2044	656	714
GNMA, Ser 2016-161, Cl GI, IO
5.000%, 11/16/2046	232	39
GNMA, Ser 2016-167, Cl AI, IO
5.500%, 03/20/2039	585	97
GNMA, Ser 2016-18, Cl TA
2.000%, 10/20/2044	442	455
GNMA, Ser 2016-23, Cl CI, IO
3.500%, 04/20/2042	1,320	97
GNMA, Ser 2016-42, Cl EI, IO
6.000%, 02/20/2046	450	91
GNMA, Ser 2016-49, Cl PZ
3.000%, 11/16/2045	222	239
GNMA, Ser 2016-99, Cl LI, IO
4.000%, 05/20/2029	1,341	91
GNMA, Ser 2017-107, Cl JI, IO
4.000%, 03/20/2047	748	94
GNMA, Ser 2017-130, Cl IO, IO
4.500%, 02/20/2040	331	54

2	SEI Daily Income Trust / Quarterly Report / October 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2020

GNMA Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 2017-134, Cl BI, IO
5.000%, 09/16/2047	$182	$32
GNMA, Ser 2017-134, Cl CG
2.500%, 09/20/2047	80	82
GNMA, Ser 2017-182, Cl LZ
3.000%, 12/20/2047	135	144
GNMA, Ser 2017-19, Cl AY
3.000%, 02/20/2047	436	478
GNMA, Ser 2017-2, Cl AI, IO
5.000%, 01/16/2047	362	67
GNMA, Ser 2017-26, Cl IA, IO
5.500%, 02/16/2047	506	90
GNMA, Ser 2018-72, Cl ID, IO
4.500%, 08/20/2045	461	79
GNMA, Ser 2018-77, Cl JY
3.500%, 06/20/2048	246	268
GNMA, Ser 2019-15, Cl CZ
3.500%, 02/20/2049	685	775
GNMA, Ser 2019-43, Cl IA, IO
4.500%, 05/20/2048	296	42
GNMA, Ser 2020-17, Cl EI, IO
5.000%, 02/20/2050	360	65
GNMA, Ser 2020-74, Cl IC, IO
3.000%, 05/20/2035	1,377	97
UMBS TBA
2.000%, 11/12/2050 to 12/14/2050	1,575	1,621
1.500%, 11/17/2050	1,575	1,608

		107,356

Non-Agency Mortgage-Backed Obligations — 1.9%
Seasoned Credit Risk Transfer Trust, Ser 2018-2, Cl MA
3.500%, 11/25/2057	514	551
Seasoned Credit Risk Transfer Trust, Ser 2018-4, Cl MA
3.500%, 03/25/2058	591	635
Seasoned Credit Risk Transfer Trust, Ser 2019-1, Cl MA
3.500%, 07/25/2058	455	490
Seasoned Credit Risk Transfer Trust, Ser 2019-3, Cl MT
3.500%, 10/25/2058	312	342

		2,018

Total Mortgage-Backed Securities (Cost $107,272) ($ Thousands)		109,374

Description	Face Amount (Thousands)	Market Value ($ Thousands)
REPURCHASE AGREEMENTS — 25.9%
BNP Paribas
0.080%, dated 10/30/2020 to be repurchased on 11/02/2020, repurchase price $15,100,101 (collateralized by U.S. Government obligations, ranging in par value $100 - $5,973,000, 1.875% - 5.500%, 08/15/2021 - 05/01/2050; with total market value $15,402,102) (C)	$15,100	$15,100
Deutsche Bank
0.090%, dated 10/30/2020 to be repurchased on 11/02/2020, repurchase price $13,500,101 (collateralized by a U.S. Government obligation, par value $13,770,200, 0.000%, 11/05/2020; with total market value $13,770,007) (C)	13,500	13,500

Total Repurchase Agreements (Cost $28,600) ($ Thousands)		28,600

Total Investments in Securities — 125.1% (Cost $135,872) ($ Thousands)		$137,974

SEI Daily Income Trust / Quarterly Report / October 31, 2020	3

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2020

GNMA Fund (Concluded)

A list of the open futures contracts held by the Fund at October 31, 2020, is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
U.S. 10-Year Treasury Notes	(15)	Dec-2020	$(2,085)	$(2,073)	$12
U.S. 2-Year Treasury Notes	22	Jan-2021	4,859	4,859	–
U.S. 5-Year Treasury Notes	24	Jan-2021	3,019	3,014	(5)
U.S. Long Treasury Bond	(10)	Dec-2020	(1,759)	(1,725)	34
Ultra 10-Year U.S. Treasury Notes	(6)	Dec-2020	(955)	(944)	11

			$3,079	$3,131	$52

Percentages are based on Net Assets of $110,306 ($ Thousands).

(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(B)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.

(C)	Tri-Party Repurchase Agreement.

Cl – Class

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

GNMA – Government National Mortgage Association

IO – Interest Only – face amount represents notional amount.

REMIC – Real Estate Mortgage Investment Conduit

Ser – Series

TBA – To Be Announced

UMBS – Uniform Mortgage Backed Securities

The following is a summary of the inputs used as of October 31, 2020 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($ )	Level 2 ($ )	Level 3 ($ )	Total ($)
Mortgage-Backed Securities	–	109,374	–	109,374
Repurchase Agreement	–	28,600	–	28,600

Total Investments in Securities	–	137,974	–	137,974

Other Financial Instruments	Level 1 ($ )	Level 2 ($ )	Level 3 ($ )	Total ($)
Futures Contracts*
Unrealized Appreciation	57	–	–	57
Unrealized Depreciation	(5)	–	–	(5)

Total Other Financial Instruments	52	–	–	52

* Futures contracts are valued at the net unrealized appreciation/(depreciation) on the instruments.

For the period ended October 31, 2020, there were no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

4	SEI Daily Income Trust / Quarterly Report / October 31, 2020